UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES
Investment Company Act file number 811-07655
Driehaus Mutual Funds
(Exact name of registrant as specified in charter)
25 East Erie Street
Chicago, IL 60611
(Address of principal executive offices) (Zip code)
Mary H. Weiss
Driehaus Capital Management LLC
25 East Erie Street
Chicago, IL 60611
(Name and address of agent for service)
Registrant’s telephone number, including area code: 312-587-3800
Date of fiscal year end: December 31
Date of reporting period: June 30, 2009
Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Reports to Stockholders.
The Report to Shareholders is attached herewith.

Driehaus Mutual Funds

Trustees & Officers

Richard H. Driehaus
President

A.R. Umans
Chairman of the Board

Francis J. Harmon
Trustee

Daniel F. Zemanek
Trustee

Robert H. Gordon
Senior Vice President

Michelle L. Cahoon
Vice President & Treasurer

Janet L. McWilliams
Assistant Vice President &
Chief Compliance Officer

Diane J. Drake
Secretary

Jeannette L. Lewis
Assistant Secretary

William H. Wallace, III
Assistant Secretary

Investment Adviser

Driehaus Capital Management LLC
25 East Erie Street
Chicago, IL 60611

Distributor

Driehaus Securities LLC
25 East Erie Street
Chicago, IL 60611

Administrator

PNC Global Investment Servicing (U.S.) Inc.
4400 Computer Drive
Westborough, MA 01581

Transfer Agent

PNC Global Investment Servicing (U.S.) Inc.
101 Sabin Street
Pawtucket, RI 02862

Custodian

JPMorgan Chase Bank, N.A.
3 Chase MetroTech Center
Brooklyn, NY 11245

Semi-Annual Report to Shareholders
June 30, 2009

Driehaus International Discovery Fund
Driehaus Emerging Markets Growth Fund
Driehaus International Small Cap Growth Fund
Driehaus Global Growth Fund
Driehaus Mid Cap Growth Fund
Driehaus Large Cap Growth Fund

Distributed by:
Driehaus Securities LLC
This report has been prepared for the shareholders of the Funds and is not an offering to sell or buy any Fund securities. Such offering is only made by the Funds’ prospectus.

Table of Contents

Performance Overview and Schedule of Investments:
Driehaus International Discovery Fund	1
Driehaus Emerging Markets Growth Fund	6
Driehaus International Small Cap Growth Fund	11
Driehaus Global Growth Fund	16
Driehaus Mid Cap Growth Fund	21
Driehaus Large Cap Growth Fund	24

Statements of Assets and Liabilities	28

Statements of Operations	30

Statements of Changes in Net Assets	32

Financial Highlights	34

Notes to Financial Statements	40

Fund Expense Examples	48

Board Considerations in Connection with the Approval of the Investment Advisory Agreement for Driehaus Mid Cap Growth Fund and Driehaus Large Cap Growth Fund	50

PROXY VOTING POLICIES AND PROCEDURES AND PROXY VOTING RECORD
A description of the Funds’ policies and procedures with respect to the voting of proxies relating to the Funds’ portfolio securities is available without charge, upon request, by calling 1-800-560-6111. This information is also available on the Funds’ website at http://www.driehaus.com.

Information regarding how the Funds voted proxies related to portfolio securities during the 12-month period ended June 30, 2009 is available without charge, upon request, by calling 1-800-560-6111. This information is also available on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

HOW TO OBTAIN QUARTERLY PORTFOLIO HOLDINGS
Each Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Form N-Q is available electronically on the SEC’s website at http://www.sec.gov; hard copies may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. For more information on the Public Reference Room, call 1-800-SEC-0330. Each Fund’s complete schedule of portfolio holdings is also available on the Funds’ website at http://www.driehaus.com.

Semi-Annual Report to Shareholders
June 30, 2009

Investment Philosophy:

The Adviser seeks to achieve superior investment returns primarily by investing in global companies that are currently demonstrating rapid growth in their sales and earnings and which, in its judgement, have the ability to continue or accelerate their growth rates in the future. The Adviser manages the portfolios actively (above average turnover) to ensure that the Funds are fully invested, under appropriate market conditions, in companies that meet these criteria. Investors should note that investments in overseas markets can pose more risks than U.S. investments, and the international Funds’ share prices are expected to be more volatile than those of the U.S.-only Funds. In addition, the Funds’ returns will fluctuate with changes in stock market conditions, currency values, interest rates, foreign government regulations, and economic and political conditions in countries in which the Funds invest. These risks are generally greater when investing in emerging markets.

Driehaus International Discovery Fund

Driehaus Emerging Markets Growth Fund

Driehaus International Small Cap Growth Fund

Driehaus Global Growth Fund

Driehaus Mid Cap Growth Fund

Driehaus Large Cap Growth Fund

Driehaus International Discovery Fund
Performance Overview (unaudited)

The performance summarized below is historical and does not represent future results. Investment returns and principal value vary, and you may have a gain or loss when you sell shares. Performance data presented measures the change in the value of an investment in the Fund, assuming reinvestment of all dividends and capital gains. Average annual total return reflects annualized change.

The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The graph compares the results of a $10,000 investment in the Fund since December 31, 1998 (the date of the Fund’s inception), with all dividends and capital gains reinvested, with the indicated indices (and dividends reinvested) for the same period.

					Since Inception
Average Annual Total Returns as of 06/30/09	1 Year	3 Years	5 Years	10 Years	(12/31/98 - 06/30/09)
Driehaus International Discovery Fund (DRIDX)[1]	−43.87%	−8.22%	5.74%	12.13%	15.32%
MSCI AC World ex USA Index[2]	−30.54%	−5.36%	4.94%	2.93%	3.47%
MSCI AC World ex USA Growth Index[3]	−33.45%	−5.35%	4.43%	0.99%	1.25%

You cannot invest directly in any of these indices.

[1]	The returns for the periods prior to July 1, 2003, reflect fee waivers and/or reimbursements without which performance would have been lower.

[2]	The Morgan Stanley Capital International All Country World ex USA Index (MSCI AC World ex USA Index) is a market capitalization-weighted index designed to measure equity market performance in 47 global developed and emerging markets, excluding the U.S. Data is in U.S. dollars. Source: Morgan Stanley Capital International Inc.

[3]	The Morgan Stanley Capital International All Country World ex USA Growth Index (MSCI AC World ex USA Growth Index) is a subset of the MSCI AC World ex USA Index and is composed only of the MSCI AC World ex USA Index stocks which are categorized as growth stocks. Data is in U.S. dollars. Source: Morgan Stanley Capital International Inc.

Driehaus International Discovery Fund
Schedule of Investments
June 30, 2009 (unaudited)

	Number	Market
	of	Value
	Shares	(Note A)

EQUITY SECURITIES — 97.9%

EUROPE — 40.8%

United Kingdom — 13.5%
Amlin PLC	681,481	$3,388,738
Autonomy Corp. PLC**	198,970	4,703,945
BG Group PLC	173,509	2,905,947
Cobham PLC	713,356	2,026,826
Eurasian Natural Resources Corp.	290,669	3,129,870
Game Group PLC	1,227,130	3,321,042
Heritage Oil PLC**	326,756	2,865,291
Johnson Matthey PLC	182,786	3,461,275
Next PLC	117,030	2,828,374
Petrofac, Ltd.	301,843	3,327,161
Premier Oil PLC**	161,640	2,903,952
Tullow Oil PLC	258,424	3,985,860
Ultra Electronics Holdings PLC	148,932	2,670,745

		41,519,026

Germany — 7.1%
Centrotherm Photovoltaics AG**	64,290	2,776,944
Feilmann AG	33,531	2,215,079
Hochtief AG	84,328	4,246,981
Rheinmetall AG	76,320	3,302,992
SGL Carbon SE**	136,588	4,217,418
Software AG	38,935	2,753,410
Vossloh AG	18,390	2,207,068

		21,719,892

Ireland — 3.2%
CRH PLC	166,669	3,799,463
ICON PLC — SP ADR**	145,703	3,144,271
Ryanair Holdings PLC — SP ADR**	106,377	3,020,043

		9,963,777

Russia — 2.7%
Mobile TeleSystems — SP ADR	119,489	4,412,729
Wimm-Bill-Dann Foods — ADR**	71,716	3,940,794

		8,353,523

Denmark — 2.4%
Carlsberg AS — B	50,211	3,220,685
Novo Nordisk AS — B	75,661	4,090,593

		7,311,278

Netherlands — 2.1%
Fugro NV — CVA	68,144	2,822,006
Koninklijke Ahold NV	306,039	3,513,633

		6,335,639

Turkey — 1.7%
BIM Birlesik Magazalar AS	72,057	2,525,362
Türkiye Garanti Bankasi AS**	961,135	2,594,965

		5,120,327

British Virgin Islands — 1.5%
Playtech, Ltd.	616,599	4,595,354

Italy — 1.5%
Ansaldo STS SpA	247,103	4,548,057

Switzerland — 1.2%
Lonza Group AG	37,589	3,732,781

Sweden — 1.2%
Oriflame Cosmetics SA — SDR	81,013	3,523,149

Spain — 1.1%
Grifols SA	182,854	3,229,566

Belgium — 0.9%
Colruyt SA	12,616	2,877,771

France — 0.7%
LVMH Moet Hennessy Louis Vuitton SA	29,977	2,287,711

Total EUROPE		125,117,851

FAR EAST — 38.6%

Japan — 13.6%
Daikin Industries, Ltd.	97,600	3,150,838
Fast Retailing Co., Ltd.	26,300	3,439,871
Funai Electric Co., Ltd.	100,900	4,158,125
Komatsu, Ltd.	185,000	2,865,210
Kuraray Co., Ltd.	303,700	3,379,524
NGK Insulators, Ltd.	219,100	4,480,480
Nippon Electric Glass Co., Ltd.	465,800	5,231,698
Nitori Co., Ltd.	48,550	3,447,158
Olympus Corp.	64,500	1,529,896
Shionogi & Co., Ltd.	179,000	3,469,071
Toshiba Corp.	943,800	3,428,972
Tsumura & Co.	101,700	3,177,630

		41,758,473

China — 11.1%
Anhui Conch Cement Co., Ltd. — H	607,200	3,799,872
Baidu, Inc. — SP ADR**	12,040	3,625,124
Belle International Holdings, Ltd.	2,943,000	2,589,823
China Coal Energy Co. — H	3,787,000	4,485,734
China Railway Construction Corp., Ltd. — H	1,649,000	2,544,763
China Resources Land, Ltd.	2,166,000	4,801,502
China South Locomotive and Rolling Stock Corp., Ltd. — H	5,945,000	3,482,597

Notes to Financial Statements are an integral part of this Schedule.

Driehaus International Discovery Fund
Schedule of Investments
June 30, 2009 (unaudited)

	Number	Market
	of	Value
	Shares	(Note A)

Melco Crown Entertainment, Ltd. — ADR**	908,947	$4,090,261
Ping An Insurance Group Company of China, Ltd. — H**	363,000	2,456,674
Shanda Interactive Entertainment, Ltd. — SP ADR**	40,827	2,134,844

		34,011,194

Australia — 9.5%
Coca-Cola Amatil, Ltd.	533,055	3,698,312
Cochlear, Ltd.	75,581	3,514,122
CSL, Ltd.	176,137	4,563,099
Harvey Norman Holdings, Ltd.	1,273,940	3,387,593
JB Hi-Fi, Ltd.	340,496	4,225,334
Macarthur Coal, Ltd.	234,600	1,247,672
Nufarm, Ltd.	200,027	1,479,652
Telstra Corp., Ltd.	1,109,979	3,032,095
WorleyParsons, Ltd.	216,280	4,149,580

		29,297,459

South Korea — 2.2%
KT&G Corp.	48,204	2,724,352
LG Display Co., Ltd.	160,520	4,006,857

		6,731,209

India — 1.3%
ICICI Bank, Ltd. — SP ADR	134,651	3,972,204

Taiwan — 0.9%
Siliconware Precision Industries Co. — SP ADR	456,841	2,832,414

Total FAR EAST		118,602,953

SOUTH AMERICA — 9.2%

Brazil — 8.1%
B2W Companhia Global do Varejo	155,600	2,898,392
Itau Unibanco Holding SA — PREF ADR	198,645	3,144,550
Natura Cosmeticos SA	243,570	3,182,134
OGX Petroleo e Gas Participacoes SA	11,400	5,846,842
Petroleo Brasileiro SA — ADR	144,519	5,922,389
Vale SA — SP ADR	212,035	3,738,177

		24,732,484

Argentina — 1.1%
MercadoLibre, Inc.**	127,475	3,426,528

Total SOUTH AMERICA		28,159,012

NORTH AMERICA — 6.2%

Canada — 5.2%
Kinross Gold Corp.	145,202	2,646,505
Potash Corp. of Saskatchewan, Inc.	45,358	4,230,658
Research In Motion, Ltd.**	57,737	4,104,110
Silver Wheaton Corp.**	287,347	2,386,427
Trican Well Service, Ltd.	294,725	2,538,920

		15,906,620

Bermuda — 1.0%
Marvell Technology Group, Ltd.**	266,928	3,107,042

Total NORTH AMERICA		19,013,662

AFRICA — 3.1%

South Africa — 3.1%
Impala Platinum Holdings, Ltd.	163,755	3,619,652
Randgold Resources, Ltd. — ADR	30,231	1,939,923
Shoprite Holdings, Ltd.	556,010	3,965,706

		9,525,281

Total AFRICA		9,525,281

Total EQUITY SECURITIES (Cost $250,837,413)		300,418,759

TOTAL INVESTMENTS (COST $250,837,413)	97.9%	$300,418,759
Other Assets In Excess Of Liabilities	2.1%	6,344,367

Net Assets	100.0%	$306,763,126

The federal income tax basis and unrealized appreciation (depreciation) for all investments is as follows:

Basis:	$259,676,569

Gross Appreciation	$57,436,914
Gross Depreciation	(16,694,724)

Net Appreciation	$40,742,190

** Non-income producing security
ADR — American Depository Receipt

CVA —	Commanditaire Vennootschap op Andelen (Limited Partnership, with Shares)
PREF ADR — Preferred American Depository Receipt
SDR — Swedish Depository Receipt
SP ADR — Sponsored American Depository Receipt

Notes to Financial Statements are an integral part of this Schedule.

Driehaus International Discovery Fund
Schedule of Investments
June 30, 2009 (unaudited)

Regional Weightings*

Western Europe	36.4%
Asia/Far East Ex-Japan	25.0%
Japan	13.6%
South America	9.2%
North America	6.2%
Eastern Europe	4.4%
Africa	3.1%

Top Ten Holdings*

Petroleo Brasileiro SA — ADR	1.9%
OGX Petroleo e Gas Participacoes SA	1.9%
Nippon Electric Glass Co., Ltd.	1.7%
China Resources Land, Ltd.	1.6%
Autonomy Corp. PLC	1.5%
Playtech, Ltd.	1.5%
CSL, Ltd.	1.5%
Ansaldo STS SpA	1.5%
China Coal Energy Co. — H	1.5%
NGK Insulators, Ltd.	1.5%

*	All percentages are stated as a percent of net assets at June 30, 2009.

Notes to Financial Statements are an integral part of this Schedule.

Driehaus International Discovery Fund
Schedule of Investments
June 30, 2009 (unaudited)

Percent of
Industry	Net Assets

Aerospace & Defense	1.5%
Airlines	1.0%
Beverages	2.3%
Biotechnology	2.5%
Building Products	1.0%
Chemicals	4.1%
Commercial Banks	3.2%
Communications Equipment	1.3%
Computers & Peripherals	1.1%
Construction & Engineering	2.2%
Construction Materials	2.5%
Diversified Telecommunication Services	1.0%
Electrical Equipment	2.3%
Electronic Equipment, Instruments & Components	3.0%
Energy Equipment & Services	4.2%
Food & Staples Retailing	4.2%
Food Products	1.3%
Health Care Equipment & Supplies	1.6%
Hotels, Restaurants & Leisure	1.3%
Household Durables	1.4%
Industrial Conglomerates	1.1%
Insurance	1.9%
Internet & Catalog Retail	0.9%
Internet Software & Services	2.3%
Life Sciences Tools & Services	2.2%
Machinery	4.3%
Metals & Mining	6.1%
Multiline Retail	2.0%
Oil, Gas & Consumable Fuels	9.4%
Personal Products	2.2%
Pharmaceuticals	3.5%
Real Estate Management & Developement	1.6%
Semiconductors & Semiconductor Equipment	1.9%
Software	4.6%
Specialty Retail	6.3%
Textiles, Apparel & Luxury Goods	0.8%
Tobacco	0.9%
Transportation Infrastucture	1.5%
Wireless Telecommunication Services	1.4%
Other Assets in Excess of Liabilities	2.1%

TOTAL	100.0%

Notes to Financial Statements are an integral part of this Schedule.

Driehaus Emerging Markets Growth Fund
Performance Overview (unaudited)

The performance summarized below is historical and does not represent future results. Investment returns and principal value vary, and you may have a gain or loss when you sell shares. Performance data presented measures the change in the value of an investment in the Fund, assuming reinvestment of all dividends and capital gains. Average annual total return reflects annualized change.

The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The graph compares the results of a $10,000 investment in the Fund since December 31, 1997 (the date of the Fund’s inception), with all dividends and capital gains reinvested, with the indicated indices (and dividends reinvested) for the same period.

					Since Inception
Average Annual Total Returns as of 6/30/09	1 Year	3 Years	5 Years	10 Years	(12/31/97 - 06/30/09)
Driehaus Emerging Markets Growth Fund (DREGX)[1]	−31.75%	1.18%	15.92%	13.68%	13.77%
MSCI Emerging Markets Index[2]	−27.81%	3.27%	15.09%	9.02%	8.20%
MSCI Emerging Markets Growth Index[3]	−30.96%	0.61%	12.64%	7.19%	6.76%

You cannot invest directly in any of these indices.

[1]	The returns for the periods prior to July 1, 2003, reflect fee waivers and/or reimbursements without which performance would have been lower.

[2]	The Morgan Stanley Capital International Emerging Markets Index (MSCI Emerging Markets Index) is a market capitalization-weighted index designed to measure equity market performance in 25 global emerging markets. Data is in U.S. dollars. Source: Morgan Stanley Capital International Inc.

[3]	The Morgan Stanley Capital International Emerging Markets Growth Index (MSCI Emerging Markets Growth Index) is a subset of the MSCI Emerging Markets Index and includes only the MSCI Emerging Markets Index stocks which are categorized as growth stocks. Data is in U.S. dollars. Source: Morgan Stanley Capital International Inc.

Driehaus Emerging Markets Growth Fund
Schedule of Investments
June 30, 2009 (unaudited)

	Number	Market
	of	Value
	Shares	(Note A)

EQUITY SECURITIES — 90.2%

FAR EAST — 46.2%

China — 20.1%
Air China, Ltd. — H**	6,284,500	$3,081,412
Anhui Conch Cement Co., Ltd. — H	461,000	2,884,949
Anta Sports Products, Ltd.	3,487,000	4,359,847
Beijing Enterprises Holdings, Ltd.	1,138,500	5,685,118
Belle International Holdings, Ltd.	4,470,000	3,933,575
China Mobile, Ltd.	445,500	4,460,720
China Shenhua Energy Co., Ltd. — H	537,000	1,978,226
China South Locomotive and Rolling Stock Corp., Ltd. — H	6,132,000	3,592,142
Dongfang Electric Corp., Ltd. — H	1,379,400	4,930,211
E-House China Holdings, Ltd. — ADS**	230,676	3,561,637
Foxconn International Holdings, Ltd.**	3,894,000	2,552,438
Hengan International Group Co., Ltd.	776,500	3,637,002
Home Inns & Hotels Management, Inc. — ADR**	349,240	5,549,424
Industrial & Commercial Bank of China, Ltd. — H	12,703,000	8,851,065
Melco Crown Entertainment, Ltd. — ADR**	555,635	2,500,357
Ping An Insurance Group Company of China, Ltd. — H	529,500	3,583,496
Sino-Ocean Land Holdings, Ltd.	4,937,000	5,650,440
Tencent Holdings, Ltd.	202,200	2,359,854
Yingli Green Energy Holding Co., Ltd. — ADR**	245,258	3,323,246

		76,475,159

South Korea — 9.6%
Amorepacific Corp.	7,271	3,898,185
Hyundai Development Co.	104,950	3,324,096
Hyundai Mobis	50,741	4,441,007
Korea Plant Service & Engineering Co., Ltd.	88,310	2,308,350
LG Display Co., Ltd.	62,320	1,555,615
NHN Corp.**	23,853	3,304,725
POSCO	11,730	3,899,411
Samsung Electronics Co., Ltd.	12,180	5,660,002
Shinhan Financial Group Co., Ltd.**	201,110	5,091,093
Taewoong Co., Ltd.	44,705	3,154,739

		36,637,223

India — 5.9%
Bharat Heavy Electricals, Ltd.	93,138	4,285,165
DLF, Ltd.	546,648	3,546,565
Hero Honda Motors, Ltd.	84,197	2,456,398
ICICI Bank, Ltd.	237,808	3,585,115
Power Finance Corp.	1,485,032	6,015,457
Reliance Infrastructure, Ltd.	96,393	2,407,964

		22,296,664

Taiwan — 4.7%
Chi Mei Optoelectronics Corp.	4,033,000	2,126,513
HTC Corp.	240,000	3,394,087
MediaTek, Inc.	166,000	1,983,298
Siliconware Precision Industries Co. — SP ADR	476,163	2,952,211
Taiwan Semiconductor Manufacturing Co., Ltd.	1,742,564	2,905,159
Yuanta Financial Holding Co., Ltd.	6,578,000	4,430,777

		17,792,045

Indonesia — 2.7%
PT Bank Rakyat Indonesia Tbk	4,909,000	3,029,802
PT Bumi Resources Tbk	21,292,000	3,879,806
PT Telekomunikasi Indonesia Tbk	4,743,000	3,484,938

		10,394,546

Philippines — 1.1%
Ayala Land, Inc.	15,117,000	2,544,368
Globe Telecom, Inc.	91,220	1,800,706

		4,345,074

Thailand — 1.1%
Siam Commercial Bank Public Co., Ltd. — NVDR	1,998,300	4,296,316

Malaysia — 1.0%
Tenaga Nasional BHD	1,685,700	3,668,735

Total FAR EAST		175,905,762

Notes to Financial Statements are an integral part of this Schedule.

Driehaus Emerging Markets Growth Fund
Schedule of Investments
June 30, 2009 (unaudited)

	Number	Market
	of	Value
	Shares	(Note A)

SOUTH AMERICA — 15.4%

Brazil — 14.3%
B2W Companhia Global do Varejo	150,950	$2,811,776
BM&F Bovespa SA	1,099,500	6,565,017
Cia Brasileira de Meios de Pagamento SA**	218,879	1,891,106
Gerdau SA — SP ADR	404,031	4,230,205
Itau Unibanco Holding SA — PREF ADR	425,740	6,739,464
MRV Engenharia e Participacoes SA	112,960	1,531,114
Natura Cosmeticos SA	314,610	4,110,240
OGX Petroleo e Gas Participacoes SA	16,520	8,472,791
Petroleo Brasileiro SA — ADR	181,071	7,420,290
Souza Cruz SA	174,800	5,007,157
Vale SA — SP ADR	311,459	5,491,022

		54,270,182

Chile — 1.1%
Empresa Nacional de Electricidad SA	2,528,704	4,196,724

Total SOUTH AMERICA		58,466,906

EUROPE — 12.0%

Russia — 6.2%
Comstar United Telesystems — GDR	782,659	3,365,434
Gazprom OAO — SP ADR	234,948	4,757,697
LUKOIL OAO — SP ADR	125,385	5,563,332
NovaTek OAO — GDR	79,900	3,811,230
Sberbank RF	3,238,722	4,096,983
Wimm-Bill-Dann Foods — ADR**	38,149	2,096,288

		23,690,964

United Kingdom — 4.0%
Eurasian Natural Resources Corp.	379,367	4,084,953
Heritage Oil PLC**	558,707	4,899,246
Tullow Oil PLC	411,552	6,347,664

		15,331,863

Turkey — 1.8%
Turk Telekomunikasyon AS	940,712	2,942,778
Türkiye Halk Bankasi AS	954,940	3,780,591

		6,723,369

Total EUROPE		45,746,196

MIDDLE EAST — 6.9%

Israel — 3.1%
Israel Chemicals, Ltd.	447,947	4,446,415
Teva Pharmaceutical Industries, Ltd.	151,116	7,386,612

		11,833,027

United Arab Emirates — 1.9%
Dana Gas**	9,388,158	2,734,986
Dubai Financial Market	10,314,581	4,577,518

		7,312,504

Egypt — 1.9%
Orascom Construction Industries	205,229	7,006,916

Total MIDDLE EAST		26,152,447

AFRICA — 5.3%

South Africa — 5.3%
Aspen Pharmacare Holdings, Ltd.**	816,386	5,796,353
Harmony Gold Mining Co., Ltd.**	177,819	1,844,775
Impala Platinum Holdings, Ltd.	126,738	2,801,425
MTN Group, Ltd.	301,314	4,622,916
Naspers, Ltd. — N	192,965	5,079,837

		20,145,306

Total AFRICA		20,145,306

NORTH AMERICA — 4.4%

Mexico — 2.3%
America Movil SAB de CV — L — ADR	109,427	4,237,013
Desarrolladora Homex SAB de CV**	628,200	2,921,971
Grupo Televisa SA	497,000	1,688,968

		8,847,952

Canada — 2.1%
Pacific Rubiales Energy Corp.**	551,288	4,545,288
Red Back Mining, Inc.**	402,196	3,506,227

		8,051,515

Total NORTH AMERICA		16,899,467

Total EQUITY SECURITIES (Cost $271,755,118)		343,316,084

EXCHANGE-TRADED FUNDS — 4.5%

FAR EAST — 4.0%

Taiwan — 4.0%
iShares MSCI Taiwan Index Fund	1,500,505	15,140,095

Total FAR EAST		15,140,095

Notes to Financial Statements are an integral part of this Schedule.

Driehaus Emerging Markets Growth Fund
Schedule of Investments
June 30, 2009 (unaudited)

	Number	Market
	of	Value
	Shares	(Note A)

AFRICA — 0.5%

South Africa — 0.5%
NewGold Issuer, Ltd.**	202,127	$1,847,681

Total AFRICA		1,847,681

Total EXCHANGE-TRADED FUNDS (Cost $14,671,964)		16,987,776

TOTAL INVESTMENTS (COST $286,427,082)	94.7%	$360,303,860
Other Assets In Excess Of Liabilities	5.3%	20,360,332

Net Assets	100.0%	$380,664,192

The federal income tax basis and unrealized appreciation (depreciation) for all investments is as follows:

Basis:	$315,450,536

Gross Appreciation	$77,441,993
Gross Depreciation	(32,588,669)

Net Appreciation	$44,853,324

** Non-income producing security
ADR — American Depository Receipt
ADS — American Depository Share
GDR — Global Depository Receipt
NVDR — Non-Voting Depository Receipt
PREF ADR — Preferred American Depository Receipt
SP ADR — Sponsored American Depository Receipt

Regional Weightings*

Asia/Far East Ex-Japan	50.2%
South America	15.4%
Eastern Europe	8.0%
Middle East	6.9%
Africa	5.8%
North America	4.4%
Western Europe	4.0%

Top Ten Holdings*

iShares MSCI Taiwan Index Fund	4.0%
Industrial & Commercial Bank of China, Ltd. — H	2.3%
OGX Petroleo e Gas Participacoes SA	2.2%
Petroleo Brasileiro SA — ADR	1.9%
Teva Pharmaceutical Industries, Ltd.	1.9%
Orascom Construction Industries	1.8%
Itau Unibanco Holding SA — PREF ADR	1.8%
BM&F Bovespa SA	1.7%
Tullow Oil PLC	1.7%
Power Finance Corp.	1.6%

*	All percentages are stated as a percent of net assets at June 30, 2009.

Notes to Financial Statements are an integral part of this Schedule.

Driehaus Emerging Markets Growth Fund
Schedule of Investments
June 30, 2009 (unaudited)

Percent of
Industry	Net Assets

Airlines	0.8%
Auto Components	1.2%
Automobiles	0.6%
Capital Markets	1.2%
Chemicals	1.2%
Commercial Banks	10.4%
Commercial Services & Supplies	0.6%
Computers & Peripherals	0.9%
Construction & Engineering	2.7%
Construction Materials	0.7%
Diversified Financial Services	5.0%
Diversified Telecommunication Services	2.6%
Electric Utilities	1.6%
Electrical Equipment	3.3%
Electronic Equipment, Instruments & Components	1.6%
Food Products	0.6%
Hotels, Restaurants & Leisure	2.1%
Household Durables	1.2%
Independent Power Producers & Energy Traders	1.1%
Industrial Conglomerates	1.5%
Insurance	0.9%
Internet & Catalog Retail	0.7%
Internet Software & Services	1.5%
Machinery	1.8%
Media	1.8%
Metals & Mining	6.8%
Oil, Gas & Consumable Fuels	14.3%
Other	4.5%
Personal Products	3.1%
Pharmaceuticals	3.5%
Real Estate Management & Developement	4.0%
Semiconductors & Semiconductor Equipment	3.5%
Specialty Retail	1.0%
Textiles, Apparel & Luxury Goods	1.1%
Tobacco	1.3%
Wireless Telecommunication Services	4.0%
Other Assets in Excess of Liabilities	5.3%

TOTAL	100.0%

Notes to Financial Statements are an integral part of this Schedule.

Driehaus International Small Cap Growth Fund
Performance Overview (unaudited)

The performance summarized below is historical and does not represent future results. Investment returns and principal value vary, and you may have a gain or loss when you sell shares. Performance data presented measures the change in the value of an investment in the Fund, assuming reinvestment of all dividends and capital gains. Average annual total return reflects annualized change.

The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The graph compares the results of a $10,000 investment in the Fund since August 1, 2002 (the date of the Predecessor Limited Partnership’s inception), with all dividends and capital gains reinvested, with the indicated indices (and dividends reinvested) for the same period.

	Fund Only		Including Predecessor Limited Partnership
Average Annual Total Returns		Since Inception				Since Inception
as of 6/30/09	1 Year	(9/17/07 - 6/30/09)	1 Year	3 Years	5 Years	(8/1/02 - 6/30/09)
Driehaus International Small Cap Growth Fund (DRIOX)[1]	−38.13%	−20.49%	−38.13%	0.34%	13.31%	18.87%
MSCI World ex USA Small Cap Index[2]	−29.32%	−22.75%	−29.32%	−9.47%	2.92%	9.95%
MSCI AC World ex USA Small Cap Growth Index[3]	−31.54%	−23.46%	−31.54%	−7.22%	4.17%	9.85%

You cannot invest directly in any of these indices.

[1]	The Driehaus International Small Cap Growth Fund (the “Fund”) performance shown above includes the performance of the Driehaus International Opportunities Fund, L.P. (the “Limited Partnership”), the Fund’s predecessor, for the periods before the Fund’s registration statement became effective. The Limited Partnership, which was established on August 1, 2002, was managed with substantially the same investment objective, policies and philosophies as are followed by the Fund. The Fund succeeded to the Limited Partnership’s assets on September 17, 2007. The Limited Partnership was not registered under the Investment Company Act of 1940, as amended (“1940 Act”), and thus was not subject to certain investment and operational restrictions that are imposed by the 1940 Act. If the Limited Partnership had been registered under the 1940 Act, its performance may have been adversely affected. The Limited Partnership’s performance has been restated to reflect estimated expenses of the Fund. The returns for the period reflect fee waivers and/or reimbursements without which performance would have been lower.

[2]	The Morgan Stanley Capital International World ex USA Small Cap Index (MSCI World ex USA Small Cap Index) is a market capitalization-weighted index designed to measure the equity performance in 22 global developed markets, excluding the U.S., and is composed of stocks which are categorized as small capitalization stocks. Data is in U.S. dollars. Source: Morgan Stanley Capital International, Inc.

[3]	The Morgan Stanley Capital International All Country World ex USA Small Cap Growth Index (MSCI AC World ex USA Small Cap Growth Index) is a market capitalization-weighted index designed to measure equity performance in 47 global developed markets and emerging markets, excluding the U.S., and is composed of stocks which are categorized as small capitalization growth stocks. Data is in U.S. dollars. Source: Morgan Stanley Capital International, Inc.

Driehaus International Small Cap Growth Fund
Schedule of Investments
June 30, 2009 (unaudited)

	Number	Market
	of	Value
	Shares	(Note A)

EQUITY SECURITIES — 89.1%

EUROPE — 34.5%

United Kingdom — 14.8%
Amlin PLC	247,690	$1,231,665
ASOS PLC**	437,736	2,448,551
Autonomy Corp. PLC**	104,825	2,478,218
De La Rue PLC	50,010	749,537
Domino’s Pizza UK & IRL PLC	433,866	1,468,633
Heritage Oil PLC**	244,029	2,139,866
Hiscox, Ltd.**	373,149	1,777,251
Micro Focus International PLC	307,945	1,897,330
Mothercare PLC	187,850	1,483,441
PartyGaming PLC**	365,421	1,472,914
SDL PLC**	137,026	734,917
Telecity Group PLC**	290,186	1,422,691
Wellstream Holdings PLC	228,459	1,926,283

		21,231,297

Germany — 5.5%
Centrotherm Photovoltaics AG**	48,815	2,108,517
Kontron AG	128,100	1,644,312
Praktiker Bau- und Heimwerkermaerkte Holding AG	142,246	1,386,880
Wirecard AG	273,656	2,668,110

		7,807,819

Italy — 5.3%
Ansaldo STS SpA	194,809	3,585,559
DiaSorin SpA	102,170	2,538,376
Landi Renzo SpA	312,908	1,402,496

		7,526,431

Norway — 2.3%
Opera Software ASA	648,516	3,328,232

France — 1.9%
Faiveley SA	35,991	2,741,623

Austria — 1.6%
BWIN Interactive Entertainment AG**	51,689	2,254,410

British Virgin Islands — 1.2%
Playtech, Ltd.	230,709	1,719,415

Spain — 1.2%
Viscofan SA	80,192	1,709,971

Switzerland — 0.7%
Temenos Group AG**	59,890	1,019,709

Total EUROPE		49,338,907

FAR EAST — 34.1%

China — 14.1%
Ajisen China Holdings, Ltd.	3,189,000	2,020,373
Anta Sports Products, Ltd.	1,602,000	2,003,004
China Green Holdings, Ltd.	1,458,000	1,516,310
China High Speed Transmission Equipment Group Co., Ltd.	984,000	1,960,369
E-House China Holdings, Ltd. — ADS**	97,530	1,505,863
Hengan International Group Co., Ltd.	326,000	1,526,932
Home Inns & Hotels Management, Inc. — ADR**	76,843	1,221,035
Inspur International, Ltd.	6,665,000	1,143,793
Real Gold Mining, Ltd.**	2,241,000	1,891,103
REXLot Holdings, Ltd.**	20,175,000	1,561,925
Sino-Ocean Land Holdings, Ltd.	1,379,500	1,578,850
Zhuzhou CSR Times Electric Co., Ltd. — H	1,587,500	2,249,115

		20,178,672

Japan — 7.0%
ABC-Mart, Inc.	61,300	1,578,077
Funai Electric Co., Ltd.	48,700	2,006,945
Gourmet Navigator, Inc.	642	1,817,340
Hogy Medical Co., Ltd.	12,300	625,629
mixi, Inc.**	121	720,963
SMS Co., Ltd.	360	1,920,797
Torishima Pump Manufacturing Co., Ltd.	95,600	1,405,196

		10,074,947

South Korea — 2.4%
Korea Plant Service & Engineering Co., Ltd.	47,890	1,251,805
MegaStudy Co., Ltd.	11,764	2,123,882

		3,375,687

India — 2.3%
Educomp Solutions, Ltd.	15,429	1,220,986
Power Finance Corp.	494,551	2,003,290

		3,224,276

Notes to Financial Statements are an integral part of this Schedule.

Driehaus International Small Cap Growth Fund
Schedule of Investments
June 30, 2009 (unaudited)

	Number	Market
	of	Value
	Shares	(Note A)

Australia — 1.9%
Felix Resources, Ltd.	96,101	$1,099,625
JB Hi-Fi, Ltd.	125,814	1,561,270

		2,660,895

Taiwan — 1.7%
Catcher Technology Co., Ltd.	450,000	1,072,539
Radiant Opto-Electronics Corp.	1,156,000	1,328,290

		2,400,829

Singapore — 1.6%
Midas Holdings, Ltd.	4,348,000	2,356,518

Thailand — 1.5%
CP All Public Co., Ltd. — NVDR	4,303,300	2,159,860

Indonesia — 0.9%
PT Indo Tambangraya Megah Tbk	649,000	1,268,435

Philippines — 0.7%
SM Prime Holdings, Inc.	5,621,300	1,039,575

Total FAR EAST		48,739,694

NORTH AMERICA — 12.0%

Canada — 9.4%
5N Plus, Inc.**	199,409	1,107,494
Cineplex Galaxy Income Fund	206,512	2,792,790
Franco-Nevada Corp.	73,979	1,778,320
Pacific Rubiales Energy Corp.**	177,668	1,464,846
Petrobank Energy &
Resources, Ltd.**	40,402	1,173,348
Quadra Mining, Ltd.**	89,408	671,050
Red Back Mining, Inc.**	251,785	2,194,988
Ruggedcom, Inc.**	41,551	969,875
Silver Wheaton Corp.**	159,811	1,327,236

		13,479,947

Mexico — 2.6%
Banco Compartamos SA de CV	683,400	2,200,456
Desarrolladora Homex SAB de CV**	307,400	1,429,822

		3,630,278

Total NORTH AMERICA		17,110,225

SOUTH AMERICA — 4.8%

Brazil — 4.8%
GVT Holding SA**	82,834	1,375,142
MRV Engenharia e Participacoes SA	103,890	1,408,175
Natura Cosmeticos SA	106,980	1,397,646
PDG Realty SA Empreendimentos e Participacoes	63,968	676,406
SLC Agricola SA	215,610	1,997,102

		6,854,471

Total SOUTH AMERICA		6,854,471

AFRICA — 2.8%

South Africa — 2.8%
Aspen Pharmacare Holdings, Ltd.**	309,790	2,199,514
Clicks Group, Ltd.	793,996	1,889,425

		4,088,939

Total AFRICA		4,088,939

MIDDLE EAST — 0.9%

Egypt — 0.9%
El Sewdy Cables Holding Co.	104,962	1,256,767

Total MIDDLE EAST		1,256,767

Total EQUITY SECURITIES (Cost $105,082,066)		127,389,003

EXCHANGE-TRADED FUNDS — 1.9%

EUROPE — 1.0%

United Kingdom — 1.0%
Gold Bullion Securities, Ltd.**	15,194	1,378,552

Total EUROPE		1,378,552

NORTH AMERICA — 0.9%

United States — 0.9%
PowerShares DB Agriculture Fund**	53,945	1,372,900

Total NORTH AMERICA		1,372,900

Total EXCHANGE-TRADED FUNDS (Cost $2,593,041)		2,751,452

TOTAL INVESTMENTS (COST $107,675,107)	91.0%	$130,140,455
Other Assets In Exess Of Liabilities	9.0%	12,830,189

Net Assets	100.0%	$142,970,644

Notes to Financial Statements are an integral part of this Schedule.

Driehaus International Small Cap Growth Fund
Schedule of Investments
June 30, 2009 (unaudited)

The federal income tax basis and unrealized appreciation (depreciation) for all investments is as follows:

Basis:	$117,342,899

Gross Appreciation	$23,495,400
Gross Depreciation	(10,697,844)

Net Appreciation	$12,797,556

** Non-income producing security
ADR — American Depository Receipt
ADS — American Depository Share
NVDR — Non-Voting Depository Receipt

Regional Weightings*

Western Europe	35.5%
Asia/Far East Ex Japan	27.1%
North America	12.9%
Japan	7.0%
South America	4.8%
Africa	2.8%
Middle East	0.9%

Top Ten Holdings*

Ansaldo STS SpA	2.5%
Opera Software ASA	2.3%
Cineplex Galaxy Income Fund	2.0%
Faiveley SA	1.9%
Wirecard AG	1.9%
DiaSorin SpA	1.8%
Autonomy Corp. PLC	1.7%
ASOS PLC	1.7%
Midas Holdings, Ltd.	1.6%
BWIN Interactive Entertainment AG	1.6%

*	All percentages are stated as a percent of net assets at June 30, 2009.

Notes to Financial Statements are an integral part of this Schedule.

Driehaus International Small Cap Growth Fund
Schedule of Investments
June 30, 2009 (unaudited)

Percent of
Industry	Net Assets

Auto Components	1.0%
Commercial Services & Supplies	1.4%
Communications Equipment	0.7%
Computers & Peripherals	0.8%
Construction & Engineering	1.6%
Consumer Finance	1.5%
Diversified Consumer Services	2.3%
Diversified Financial Services	1.4%
Diversified Telecommunication Services	1.0%
Electrical Equipment	5.3%
Electronic Equipment, Instruments & Components	1.6%
Energy Equipment & Services	1.3%
Food & Staples Retailing	1.5%
Food Products	3.6%
Health Care Equipment & Supplies	2.2%
Hotels, Restaurants & Leisure	7.0%
Household Durables	3.9%
Insurance	2.1%
Internet & Catalog Retail	1.7%
Internet Software & Services	6.4%
IT Services	1.9%
Machinery	2.9%
Media	2.0%
Metals & Mining	5.5%
Multiline Retail	2.4%
Oil, Gas & Consumable Fuels	5.0%
Other	1.9%
Personal Products	2.0%
Pharmaceuticals	1.5%
Real Estate Management & Development	2.9%
Semiconductors & Semiconductor Equipment	2.1%
Software	5.5%
Specialty Retail	3.2%
Textiles, Apparel & Luxury Goods	1.4%
Transportation Infrastructure	2.5%
Other Assets in Excess of Liabilities	9.0%

TOTAL	100.0%

Notes to Financial Statements are an integral part of this Schedule.

Driehaus Global Growth Fund
Performance Overview (unaudited)

The performance summarized below is historical and does not represent future results. Investment returns and principal value vary, and you may have a gain or loss when you sell shares. Performance data presented measures the change in the value of an investment in the Fund, assuming reinvestment of all dividends and capital gains. Average annual total return reflects annualized change.

The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The graph compares the results of a $10,000 investment in the Fund since May 1, 2008 (the date of the Fund’s inception), with all dividends and capital gains reinvested, with the indicated index (and dividends reinvested) for the same period.

Since Inception
Average Annual Total Returns as of 06/30/09	1 Year	(05/01/08 - 06/30/09)
Driehaus Global Growth Fund (DRGGX)[1]	−36.95%	−35.54%
MSCI AC World Growth Index[2]	−30.59%	−29.32%

You cannot invest directly in this index.

1 The returns for the period reflect fee waivers and/or reimbursements without which performance would have been lower.

[2]	The Morgan Stanley Capital International All Country World Growth Index (MSCI AC World Growth Index) is a subset of the MSCI All Country World Index (MSCI ACWI) and includes only the MSCI ACWI stocks which are categorized as growth stocks. The MSCI ACWI is a free float-adjusted market-capitalization weighted index that is designed to measure the equity market performance of 23 developed and 23 emerging markets. Data is in U.S. dollars. Source: Morgan Stanley Capital International Inc.

Driehaus Global Growth Fund
Schedule of Investments
June 30, 2009 (unaudited)

	Number	Market
	of	Value
	Shares	(Note A)

EQUITY SECURITIES — 78.8%

NORTH AMERICA — 42.5%

United States — 38.6%
Activision Blizzard, Inc.**	16,049	$202,699
AECOM Technology Corp.**	6,295	201,440
Bank of America Corp.	24,147	318,740
BlackRock, Inc.	1,274	223,485
Broadcom Corp. — A**	10,125	250,999
Bucyrus International, Inc.	11,535	329,440
Celgene Corp.**	5,871	280,869
Chipotle Mexican Grill, Inc. — A**	2,060	164,800
Continental Resources, Inc.**	13,226	367,021
Corning, Inc.	22,386	359,519
EMC Corp.**	13,192	172,815
Equinix, Inc.**	3,877	282,013
Fidelity National Financial, Inc. — A	15,596	211,014
Freeport-McMoRan Copper & Gold, Inc.	3,644	182,601
Gilead Sciences, Inc.**	6,026	282,258
Goldman Sachs Group, Inc.	1,425	210,102
Google, Inc. — A**	450	189,715
Green Mountain Coffee Roasters, Inc.**	2,598	153,594
Illumina, Inc.**	7,335	285,625
Intersil Corp. — A	15,376	193,276
Intuitive Surgical, Inc.**	1,288	210,794
JetBlue Airways Corp.**	61,716	263,527
Macrovision Solutions Corp.**	9,347	203,858
McAfee, Inc.**	4,682	197,534
McDonald’s Corp.	3,730	214,438
Medco Health Solutions, Inc.**	4,563	208,118
Monsanto Co.	2,510	186,593
Myriad Genetics, Inc.**	7,923	282,455
Petrohawk Energy Corp.**	13,296	296,501
Priceline.com, Inc.**	1,975	220,311
PrivateBancorp, Inc.	12,085	268,770
Quality Systems, Inc.	2,820	160,627
Ralcorp Holdings, Inc.**	3,808	231,983
Sequenom, Inc.**	12,485	48,816
Starbucks Corp.**	17,818	247,492
The Blackstone Group LP	25,285	266,504
The Children’s Place Retail Stores, Inc.**	8,074	213,396
The Mosaic Co.	4,077	180,611
Titanium Metals Corp.	21,396	196,629
Wal-Mart Stores, Inc.	4,706	227,959
WMS Industries, Inc.**	10,122	318,944
Wynn Resorts, Ltd.**	5,529	195,174

		9,703,059

Canada — 2.8%
Potash Corp. of Saskatchewan, Inc.	2,904	270,864
Research In Motion, Ltd.**	3,839	272,887
Silver Wheaton Corp.**	19,169	159,199

		702,950

Bermuda — 1.1%
Marvell Technology Group, Ltd.**	25,142	292,653

Total NORTH AMERICA		10,698,662

FAR EAST — 15.9%

China — 6.8%
Baidu, Inc. — SP ADR**	968	291,455
China Coal Energy Co. — H	172,000	203,735
China Railway Construction Corp., Ltd. — H	110,000	169,754
China Resources Land, Ltd.	126,000	279,312
China South Locomotive and Rolling Stock Corp., Ltd. — H	359,500	210,596
Home Inns & Hotels Management, Inc. — ADR**	15,528	246,740
Ping An Insurance Group Company of China, Ltd. — H	26,100	176,637
Shanda Interactive Entertainment, Ltd. — SP ADR**	2,745	143,536

		1,721,765

Japan — 3.8%
Daikin Industries, Ltd.	5,200	167,873
Komatsu, Ltd.	13,700	212,180
NGK Insulators, Ltd.	11,700	239,259
Nitori Co., Ltd.	2,750	195,256
Shionogi & Co., Ltd.	7,900	153,104

		967,672

Australia — 3.4%
CSL, Ltd.	10,245	265,412
Paladin Energy, Ltd.**	77,045	306,069
WorleyParsons, Ltd.	14,240	273,211

		844,692

India — 1.1%
ICICI Bank, Ltd. — SP ADR	9,234	272,403

Taiwan — 0.8%
Siliconware Precision Industries Co. — SP ADR	30,528	189,274

Total FAR EAST		3,995,806

Notes to Financial Statements are an integral part of this Schedule.

Driehaus Global Growth Fund
Schedule of Investments
June 30, 2009 (unaudited)

	Number	Market
	of	Value
	Shares	(Note A)

EUROPE — 13.9%

United Kingdom — 4.3%
Autonomy Corp. PLC**	12,845	$303,675
BG Group PLC	10,578	177,161
Heritage Oil PLC**	22,747	199,466
Johnson Matthey PLC	10,308	195,195
Tullow Oil PLC	13,012	200,693

		1,076,190

Germany — 2.6%
Hochtief AG	3,916	197,220
SGL Carbon SE**	8,153	251,740
Vossloh AG	1,786	214,346

		663,306

Russia — 2.4%
Mobile TeleSystems — SP ADR	7,854	290,048
Wimm-Bill-Dann Foods — ADR**	5,709	313,710

		603,758

Ireland — 1.5%
CRH PLC	6,211	141,589
ICON PLC — SP ADR**	11,231	242,365

		383,954

Switzerland — 1.5%
ABB, Ltd.**	10,207	160,449
Lonza Group AG	2,106	209,137

		369,586

Netherlands — 0.8%
Fugro NV — CVA	4,767	197,413

Turkey 0.8%
Türkiye Garanti Bankasi AS**	70,754	191,028

Total EUROPE		3,485,235

SOUTH AMERICA — 6.0%

Brazil — 5.1%
Itau Unibanco Holding SA — PREF ADR	15,520	245,682
Natura Cosmeticos SA	20,300	265,211
OGX Petroleo e Gas Participacoes SA	500	256,440
Petroleo Brasileiro SA - ADR	6,941	284,442
Vale SA — SP ADR	12,509	220,534

		1,272,309

Argentina — 0.9%
MercadoLibre, Inc.**	8,711	234,152

Total SOUTH AMERICA		1,506,461

AFRICA — 0.5%

South Africa — 0.5%
Randgold Resources, Ltd. — ADR	2,017	129,431

Total AFRICA		129,431

Total EQUITY SECURITIES (Cost $17,092,027)		19,815,595

TOTAL INVESTMENTS (COST $17,092,027)	78.8%	$19,815,595
Other Assets In Excess Of Liabilities	21.2%	5,330,853

Net Assets	100.0%	$25,146,448

The federal income tax basis and unrealized appreciation (depreciation) for all investments is as follows:

Basis:	$17,588,516

Gross Appreciation	$3,231,909
Gross Depreciation	(1,004,830)

Net Appreciation	$2,227,079

** Non-income producing security
ADR — American Depository Receipt

CVA —	Commanditaire Vennootschap op Andelen (Limited Partnership, with Shares)
PREF ADR — Preferred American Depository Receipt
SP ADR — Sponsored American Depository Receipt

Notes to Financial Statements are an integral part of this Schedule.

Driehaus Global Growth Fund
Schedule of Investments
June 30, 2009 (unaudited)

Regional Weightings*

North America	42.5%
Asia/Far East Ex-Japan	12.1%
Western Europe	10.7%
South America	6.0%
Japan	3.8%
Eastern Europe	3.2%
Africa	0.5%

Top Ten Holdings*

Continental Resources, Inc.	1.5%
Corning, Inc.	1.4%
Bucyrus International, Inc.	1.3%
WMS Industries, Inc.	1.3%
Bank of America Corp.	1.3%
Wimm-Bill-Dann Foods — ADR	1.2%
Paladin Energy, Ltd.	1.2%
Autonomy Corp. PLC	1.2%
Petrohawk Energy Corp.	1.2%
Marvell Technology Group, Ltd.	1.2%

*	All percentages are stated as a percent of net assets at June 30, 2009.

Notes to Financial Statements are an integral part of this Schedule.

Driehaus Global Growth Fund
Schedule of Investments
June 30, 2009 (unaudited)

Percent of
Industry	Net Assets

Airlines	1.0%
Biotechnology	4.4%
Building Products	0.7%
Capital Markets	2.8%
Chemicals	3.3%
Commercial Banks	3.9%
Communications Equipment	1.1%
Computers & Peripherals	0.7%
Construction & Engineering	2.3%
Construction Materials	0.6%
Diversified Financial Services	1.3%
Electrical Equipment	1.6%
Electronic Equipment, Instruments & Components	1.4%
Energy Equipment & Services	1.9%
Food & Staples Retailing	0.9%
Food Products	2.8%
Health Care Equipment & Supplies	0.8%
Health Care Providers & Services	0.8%
Health Care Technology	0.6%
Hotels, Restaurants & Leisure	5.5%
Insurance	1.5%
Internet & Catalog Retail	0.9%
Internet Software & Services	4.0%
Life Sciences Tools & Services	3.1%
Machinery	4.8%
Metals & Mining	3.5%
Oil, Gas & Consumable Fuels	9.1%
Personal Products	1.1%
Pharmaceuticals	0.6%
Real Estate Management & Development	1.1%
Semiconductors & Semiconductor Equipment	3.7%
Software	4.2%
Specialty Retail	1.6%
Wireless Telecommunication Services	1.2%
Other Assets in Excess of Liabilities	21.2%

TOTAL	100.0%

Notes to Financial Statements are an integral part of this Schedule.

Driehaus Mid Cap Growth Fund
Performance Overview (unaudited)

The performance summarized below is historical and does not represent future results. Investment returns and principal value vary, and you may have a gain or loss when you sell shares. Performance data presented measures the change in the value of an investment in the Fund, assuming reinvestment of all dividends and capital gains. Average annual total return reflects annualized change.

The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The graph compares the results of a $10,000 investment in the Fund since January 1, 1999, with all dividends and capital gains reinvested, with the indicated indices (and dividends reinvested) for the same period.

	Fund Only	Including Predecessor Limited Partnership
	Since Inception
Average Annual Total Returns as of 06/30/09	(4/27/09 - 06/30/09)	1 Year	3 Years	5 Years	10 Years
Driehaus Mid Cap Growth Fund (DRMGX)[1]	3.70%	−53.20%	−6.89%	1.89%	0.79%
Russell Midcap Growth Index[2]	6.96%	−30.33%	−7.93%	−0.44%	0.02%

You cannot invest directly in this index.

[1]	The Driehaus Midcap Growth Fund (the “Fund”) performance shown above includes the performance of the Driehaus Institutional Midcap, L.P. (the “Limited Partnership”), the Fund’s predecessor, for the periods before the Fund’s registration statement became effective. The Limited Partnership, which was established on July 1, 1986, was managed with substantially the same investment objective, policies and philosophies as are followed by the Fund. The Fund succeeded to the Limited Partnership’s assets together with the assets of the Driehaus Midcap Investors, L.P. on April 27, 2009. The Limited Partnership was not registered under the Investment Company Act of 1940, as amended (“1940 Act”), and thus was not subject to certain investment and operational restrictions that are imposed by the 1940 Act. If the Limited Partnership had been registered under the 1940 Act, its performance may have been adversely affected. The Limited Partnership’s performance has been restated to reflect estimated expenses of the Fund. The returns for the period reflect fee waivers and/or reimbursements without which performance would have been lower.

[2]	The Russell Midcap Growth Index measures the performance of those Russell Midcap companies with higher price-to-book ratios and higher forecasted growth values. The Russell Midcap Index measures the performance of the 800 smallest companies in the Russell 1000 Index. Source: Russell Indices

Driehaus Mid Cap Growth Fund
Schedule of Investments
June 30, 2009 (unaudited)

	Number	Market
	of	Value
	Shares	(Note A)

EQUITY SECURITIES — 95.9%

CONSUMER DISCRETIONARY — 21.5%

Hotels, Restaurants & Leisure — 6.5%
Ctrip.com International, Ltd. — ADR**	8,598	$398,087
Melco Crown Entertainment, Ltd. - ADR**	50,744	228,348
Penn National Gaming, Inc.**	6,492	188,982

		815,417

Specialty Retail — 5.8%
Aaron’s, Inc.	8,787	262,028
Advance Auto Parts, Inc.	3,287	136,378
Bed Bath & Beyond, Inc.**	3,596	110,577
O’Reilly Automotive, Inc.**	5,561	211,763

		720,746

Internet & Catalog Retail — 4.8%
Netflix, Inc.**	3,593	148,535
Priceline.com, Inc.**	4,020	448,431

		596,966

Auto Components — 2.5%
Gentex Corp.	26,775	310,590

Multiline Retail — 1.4%
Dollar Tree, Inc.**	1,112	46,815
Family Dollar Stores, Inc.	4,637	131,227

		178,042

Diversified Consumer Services — 0.5%
ITT Educational Services, Inc.**	639	64,322

Total CONSUMER DISCRETIONARY		2,686,083

INFORMATION TECHNOLOGY — 21.3%

Software — 4.4%
McAfee, Inc.**	6,491	273,855
Perfect World Co., Ltd. — SP ADR**	5,007	143,200
Shanda Interactive Entertainment, Ltd. — SP ADR**	2,607	136,320

		553,375

Semiconductors & Semiconductor Equipment — 4.0%
Analog Devices, Inc.	8,613	213,430
Cree, Inc.**	5,689	167,200
Marvell Technology Group, Ltd.**	10,036	116,819

		497,449

Computers & Peripherals — 3.8%
Apple, Inc.**	1,483	211,224
NetApp, Inc.**	2,252	44,409
STEC, Inc.**	9,729	225,615

		481,248

Communications Equipment — 3.8%
Palm, Inc.**	15,588	258,293
Starent Networks Corp.**	8,659	211,366

		469,659

Internet Software & Services — 3.2%
Baidu, Inc. — SP ADR**	295	88,822
Equinix, Inc.**	3,663	266,447
NetEase.com, Inc. — ADR**	1,287	45,277

		400,546

Electronic Equipment, Instruments & Components — 2.1%
Itron, Inc.**	4,748	261,472

Total INFORMATION TECHNOLOGY		2,663,749

HEALTH CARE — 14.4%

Health Care Equipment & Supplies — 4.2%
Intuitive Surgical, Inc.**	1,242	203,266
NuVasive, Inc.**	7,145	318,667

		521,933

Life Sciences Tools & Services — 3.7%
Illumina, Inc.**	11,836	460,894

Biotechnology — 3.0%
Alexion Pharmaceuticals, Inc.**	2,807	115,424
Myriad Genetics, Inc.**	7,032	250,691
Myriad Pharmaceuticals, Inc.**	1,758	8,175

		374,290

Health Care Providers & Services — 2.1%
Health Management Associates, Inc.**	53,488	264,231

Health Care Technology — 1.4%
Allscripts-Misys Healthcare Solutions, Inc.	11,237	178,219

Total HEALTH CARE		1,799,567

INDUSTRIALS — 10.7%

Electrical Equipment — 2.9%
GrafTech International, Ltd.**	11,979	135,482
Yingli Green Energy Holding Co., Ltd. — ADR**	16,987	230,174

		365,656

Machinery — 2.4%
Bucyrus International, Inc.	10,616	303,193

Aerospace & Defense — 2.0%
BE Aerospace, Inc.**	12,746	183,033
Goodrich Corp.	1,322	66,060

		249,093

Construction & Engineering — 1.6%
Quanta Services, Inc.**	8,636	199,751

Notes to Financial Statements are an integral part of this Schedule.

Driehaus Mid Cap Growth Fund
Schedule of Investments
June 30, 2009 (unaudited)

	Number	Market
	of	Value
	Shares	(Note A)

Professional Services — 0.9%
FTI Consulting, Inc.**	2,234	$113,308

Road & Rail — 0.9%
Hertz Global Holdings, Inc.**	13,865	110,781

Total INDUSTRIALS		1,341,782

ENERGY — 10.0%

Oil, Gas & Consumable Fuels — 8.3%
Alpha Natural Resources, Inc.**	4,404	115,693
Concho Resources, Inc.**	9,530	273,416
Continental Resources, Inc.**	14,899	413,447
Paladin Energy, Ltd.**	38,534	152,529
Petrohawk Energy Corp.**	3,875	86,412

		1,041,497

Energy Equipment & Services — 1.7%
Core Laboratories NV	1,093	95,255
Nabors Industries, Ltd.**	7,122	110,961

		206,216

Total ENERGY		1,247,713

MATERIALS — 8.3%

Metals & Mining — 5.1%
Cliffs Natural Resources, Inc.	10,825	264,888
Kinross Gold Corp.	4,007	72,727
Red Back Mining, Inc.**	17,565	153,126
Silver Wheaton Corp.**	7,585	62,500
Titanium Metals Corp.	9,041	83,087

		636,328

Chemicals — 2.7%
Celanese Corp. — A	2,530	60,087
Intrepid Potash, Inc.**	9,908	278,217

		338,304

Containers & Packaging — 0.5%
Packaging Corp. of America	3,490	56,538

Total MATERIALS		1,031,170

FINANCIALS — 4.5%

Capital Markets — 2.1%
Jefferies Group, Inc.**	3,493	74,506
The Blackstone Group LP	17,687	186,421

		260,927

Diversified Financial Services — 1.4%
IntercontinentalExchange, Inc.**	1,516	173,188

Real Estate Management & Development — 1.0%
E-House China Holdings, Ltd. — ADS**	8,343	128,816

Total FINANCIALS		562,931

CONSUMER STAPLES — 3.8%

Food Products — 3.8%
Green Mountain Coffee Roasters, Inc.**	8,081	477,749

Total CONSUMER STAPLES		477,749

UTILITIES — 1.4%

Independent Power Producers & Energy Traders — 1.4%
Ormat Technologies, Inc.	4,258	171,640

Total UTILITIES		171,640

Total EQUITY SECURITIES (Cost $10,483,572)		11,982,384

TOTAL INVESTMENTS (COST $10,483,572)	95.9%	$11,982,384
Other Assets In Excess Of Liabilities	4.1%	515,726

Net Assets	100.0%	$12,498,110

The federal income tax basis and unrealized appreciation (depreciation) for all investments is as follows:

Basis:	$10,483,572

Gross Appreciation	$1,730,684
Gross Depreciation	(231,872)

Net Appreciation	$1,498,812

** Non-income producing security
ADR — American Depository Receipt
ADS — American Depository Share
SP ADR — Sponsored American Depository Receipt

Top Ten Holdings*

Green Mountain Coffee Roasters, Inc.	3.8%
Illumina, Inc.	3.7%
Priceline.com, Inc.	3.6%
Continental Resources, Inc.	3.3%
Ctrip.com International, Ltd. — ADR	3.2%
NuVasive, Inc.	2.5%
Gentex Corp.	2.5%
Bucyrus International, Inc.	2.4%
Intrepid Potash, Inc.	2.2%
McAfee, Inc.	2.2%

*	All percentages are stated as a percent of net assets at June 30, 2009.

Notes to Financial Statements are an integral part of this Schedule.

Driehaus Large Cap Growth Fund
Performance Overview (unaudited)

The performance summarized below is historical and does not represent future results. Investment returns and principal value vary, and you may have a gain or loss when you sell shares. Performance data presented measures the change in the value of an investment in the Fund, assuming reinvestment of all dividends and capital gains. Average annual total return reflects annualized change.

The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The graph compares the results of a $10,000 investment in the Fund since January 1, 2008 (the date of the Predecessor Limited Partnership’s inception), with all dividends and capital gains reinvested, with the indicated indices (and dividends reinvested) for the same period.

	Fund Only	Including Predecessor Limited Partnership
	Since Inception		Since Inception
Average Annual Total Returns as of 6/30/09	(4/27/09 - 06/30/09)	1 Year	(01/01/08 - 06/30/09)
Driehaus Large Cap Growth Fund (DRLGX)[1]	3.60%	−40.12%	−29.96%
Russell 1000 Growth Index[2]	7.23%	10.54%	18.47%

You cannot invest directly in this index.

[1]	The Driehaus Large Cap Growth Fund (the “Fund”) performance shown above includes the performance of the Driehaus Large Cap Growth Fund, L.P. (the “Limited Partnership”), the Fund’s predecessor, for the periods before the Fund’s registration statement became effective. The Limited Partnership, which was established on January 1, 2008, was managed with substantially the same investment objective, policies and philosophies as are followed by the Fund. The Fund succeeded to the Limited Partnership’s assets on April 27, 2009. The Limited Partnership was not registered under the Investment Company Act of 1940, as amended (“1940 Act”), and thus was not subject to certain investment and operational restrictions that are imposed by the 1940 Act. If the Limited Partnership had been registered under the 1940 Act, its performance may have been adversely affected. The Limited Partnership’s performance has been restated to reflect estimated expenses of the Fund. The returns for the period reflect fee waivers and/or reimbursements without which performance would have been lower.

[2]	The Russell 1000 Growth Index measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values. The Russell 1000 Index measures the performance of the 1000 largest companies in the Russell 3000 Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index. Source: Russell Indices

Driehaus Large Cap Growth Fund
Schedule of Investments
June 30, 2009 (unaudited)

	Number	Market
	of	Value
	Shares	(Note A)

EQUITY SECURITIES — 93.6%

INFORMATION TECHNOLOGY — 26.4%

Software — 6.7%
Activision Blizzard, Inc.**	29,847	$376,968
Microsoft Corp.	11,124	264,417
Oracle Corp.	8,751	187,446

		828,831

Internet Software & Services — 6.5%
eBay, Inc.**	9,903	169,638
Equinix, Inc.**	4,219	306,890
Google, Inc. — A**	782	329,683

		806,211

Communications Equipment — 5.0%
QUALCOMM, Inc.	9,960	450,192
Research In Motion, Ltd.**	2,490	176,914

		627,106

Electronic Equipment, Instruments & Components — 3.7%
Corning, Inc.	29,009	465,885

Computers & Peripherals — 2.9%
Apple, Inc.**	2,540	361,772

IT Services — 1.6%
Visa, Inc. — A	3,277	204,026

Total INFORMATION TECHNOLOGY		3,293,831

CONSUMER DISCRETIONARY — 17.5%

Hotels, Restaurants & Leisure — 8.2%
International Game Technology	14,576	231,758
McDonald’s Corp.	5,140	295,499
Melco Crown Entertainment, Ltd. — ADR**	61,608	277,236
Starbucks Corp.**	15,436	214,406

		1,018,899

Internet & Catalog Retail — 3.4%
Priceline.com, Inc.**	3,823	426,456

Specialty Retail — 3.2%
AutoZone, Inc.**	1,163	175,741
Best Buy Co., Inc.	6,771	226,761

		402,502

Automobiles — 2.4%
Ford Motor Co.**	48,786	296,131

Auto Components — 0.3%
BorgWarner, Inc.	1,133	38,692

Total CONSUMER DISCRETIONARY		2,182,680

HEALTH CARE — 15.9%

Health Care Providers & Services — 5.8%
Express Scripts, Inc.**	5,378	369,737
Medco Health Solutions, Inc.**	4,233	193,067
Tenet Healthcare Corp.**	58,589	165,221

		728,025

Life Sciences Tools & Services — 3.7%
Illumina, Inc.**	11,855	461,634

Health Care Equipment & Supplies — 2.9%
Intuitive Surgical, Inc.**	1,221	199,829
St. Jude Medical, Inc.**	3,956	162,592

		362,421

Biotechnology — 1.9%
Gilead Sciences, Inc.**	4,997	234,059

Pharmaceuticals — 1.6%
Abbott Laboratories	4,178	196,533

Total HEALTH CARE		1,982,672

MATERIALS — 9.5%

Chemicals — 5.0%
Potash Corp. of Saskatchewan, Inc.	3,357	312,369
The Mosaic Co.	7,169	317,587

		629,956

Metals & Mining — 4.5%
Allegheny Technologies, Inc.	2,054	71,746
Goldcorp, Inc.	9,169	318,623
Southern Copper Corp.	8,302	169,693

		560,062

Total MATERIALS		1,190,018

ENERGY — 8.4%

Oil, Gas & Consumable Fuels — 5.9%
Hess Corp.	3,368	181,030
Occidental Petroleum Corp.	4,450	292,854
Petroleo Brasileiro SA — ADR	6,499	266,329

		740,213

Energy Equipment & Services — 2.5%
Transocean, Ltd.**	2,312	171,758
Weatherford International, Ltd.**	7,008	137,076

		308,834

Total ENERGY		1,049,047

CONSUMER STAPLES — 5.2%

Food & Staples Retailing — 1.9%
Wal-Mart Stores, Inc.	4,953	239,923

Notes to Financial Statements are an integral part of this Schedule.

Driehaus Large Cap Growth Fund
Schedule of Investments
June 30, 2009 (unaudited)

	Number	Market
	of	Value
	Shares	(Note A)

Beverages — 1.7%
The Coca-Cola Co.	4,342	$208,373

Personal Products — 1.6%
Avon Products, Inc.	7,605	196,057

Total CONSUMER STAPLES		644,353

FINANCIALS — 4.1%

Capital Markets — 2.3%
BlackRock, Inc.	1,056	185,243
Goldman Sachs Group, Inc.	699	103,061

		288,304

Diversified Financial Services — 1.8%
Bank of America Corp.	5,328	70,330
CME Group, Inc.	487	151,511

		221,841

Total FINANCIALS		510,145

TELECOMMUNICATION SERVICES — 2.5%

Wireless Communication Services — 2.5%
American Tower Corp. — A**	9,869	311,170

Total TELECOMMUNICATION SERVICES		311,170

UTILITIES — 2.2%

Electric Utilities — 2.2%
FPL Group, Inc.	4,736	269,289

Total UTILITIES		269,289

INDUSTRIALS — 1.9%

Aerospace & Defense — 1.1%
Boeing Co.	3,250	138,125

Machinery — 0.8%
Cummins, Inc.	2,965	104,398

Total INDUSTRIALS		242,523

Total EQUITY SECURITIES (Cost $10,009,703)		11,675,728

TOTAL INVESTMENTS (COST $10,009,703)	93.6%	$11,675,728
Other Assets In Excess Of Liabilities	6.4%	799,460

Net Assets	100.0%	$12,475,188

The federal income tax basis and unrealized appreciation (depreciation) for all investments is as follows:

Basis:	$10,009,703

Gross Appreciation	$1,863,218
Gross Depreciation	(197,193)

Net Appreciation	$1,666,025

** Non-income producing security
ADR — American Depository Receipt

Top Ten Holdings*

Corning, Inc.	3.7%
Illumina, Inc.	3.7%
QUALCOMM, Inc.	3.6%
Priceline.com, Inc.	3.4%
Activision Blizzard, Inc.	3.0%
Express Scripts, Inc.	3.0%
Apple, Inc.	2.9%
Google, Inc. — A	2.6%
Goldcorp, Inc.	2.6%
The Mosaic Co.	2.5%

*	All percentages are stated as a percent of net assets at June 30, 2009.

Notes to Financial Statements are an integral part of this Schedule.

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Statements of Assets and Liabilities
June 30, 2009 (unaudited)

	Driehaus	Driehaus
	International	Emerging
	Discovery	Markets Growth
	Fund	Fund

ASSETS:
Investments, at cost	$250,837,413	$286,427,082

Investments, at market value	$300,418,759	$360,303,860
Foreign currency**	—	3,885,882
Cash	5,155,375	20,272,026
Receivables:
Dividends	873,114	1,009,656
Interest	500	—
Investment securities sold	4,030,850	3,799,275
Fund shares sold	298,844	734,523
Prepaid expenses and other assets	3,729	—

TOTAL ASSETS	310,781,171	390,005,222

LIABILITIES:
Payables:
Investment securities purchased	2,717,546	7,781,382
Fund shares redeemed	640,920	732,739
Net unrealized depreciation on unsettled foreign currency forward contracts from transaction hedges	4,900	18,801
Due to affiliates	380,598	471,513
Foreign taxes	8,544	19,771
Audit and tax fees	14,681	13,051
Accrued expenses	250,856	303,773

TOTAL LIABILITIES	4,018,045	9,341,030

NET ASSETS	$306,763,126	$380,664,192

SHARES OUTSTANDING (Unlimited shares authorized, no par value)	14,130,693	17,196,380

NET ASSET VALUE	$21.71	$22.14

NET ASSETS CONSISTED OF THE FOLLOWING AT JUNE 30, 2009:
Paid-in capital	$652,328,535	$435,970,190
Accumulated net investment gain (loss)	(129,890)	(144,336)
Accumulated net realized gain (loss)	(395,028,600)	(129,132,954)
Unrealized net foreign exchange gain (loss)	11,735	94,514
Unrealized net appreciation (depreciation) on investments	49,581,346	73,876,778

NET ASSETS	$306,763,126	$380,664,192

*	Funds commenced operations on April 27, 2009.

**	The cost of foreign currency was $0, $3,786,051, $302,504, $202,369, $0 and $0, respectively.

Notes to Financial Statements are an integral part of this Statement.

Statements of Assets and Liabilities
June 30, 2009 (unaudited)

Driehaus	Driehaus	Driehaus	Driehaus
International	Global	Mid Cap	Large Cap
Small Cap	Growth	Growth	Growth
Growth Fund	Fund	Fund*	Fund*

$107,675,107	$17,092,027	$10,483,572	$10,009,703

$130,140,455	$19,815,595	$11,982,384	$11,675,728
308,106	202,068	—	—
10,697,481	244,237	666,145	615,732

272,324	26,046	3,217	3,411
—	—	—	—
3,054,018	206,648	185,199	253,162
165,615	4,800,000	—	—
10,775	2,193	14,174	14,174

144,648,774	25,296,787	12,851,119	12,562,207

1,148,170	64,946	273,875	37,971
206,157	3,158	50,000	20,000

1,155	5,845	—	—
183,481	1,098	1,513	1,317
2,615	389	—	—
18,366	20,563	10,874	10,874
118,186	54,340	16,747	16,857

1,678,130	150,339	353,009	87,019

$142,970,644	$25,146,448	$12,498,110	$12,475,188

24,363,326	4,197,284	1,205,280	1,204,591

$5.87	$5.99	$10.37	$10.36

$221,221,887	$29,187,470	$10,340,899	$10,520,939
(1,089,241)	(57,409)	(27,843)	(13,752)
(99,635,389)	(6,707,323)	686,242	301,976
8,039	142	—	—
22,465,348	2,723,568	1,498,812	1,666,025

$142,970,644	$25,146,448	$12,498,110	$12,475,188

Notes to Financial Statements are an integral part of this Statement.

Statements of Operations
For the six months ended June 30, 2009 (unaudited)

	Driehaus	Driehaus
	International	Emerging
	Discovery	Markets Growth
	Fund	Fund

INVESTMENT INCOME (LOSS):
Income:
Dividends**	$3,727,714	$3,013,149
Interest	14,628	—
Other	1,230	—

Total income	3,743,572	3,013,149

Expenses:
Investment advisory fee	2,094,255	2,179,819
Administration fee	127,606	127,904
Professional fees	59,758	58,755
Audit and tax fees	23,671	24,099
Federal and state registration fees	25,504	17,975
Custodian fees	62,610	178,961
Transfer agent fees	59,752	55,669
Trustees’ fees	26,281	24,641
Printing fees	29,583	27,210
Miscellaneous	65,571	62,911

Total expenses	2,574,591	2,757,944

Investment advisory fees waived	—	—
Administration fees waived	—	—
Transfer agent fees waived	—	—
Fees paid indirectly	(12,000)	(50,127)

Net expenses	2,562,591	2,707,817

Net investment income (loss)	1,180,981	305,332

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS:
Net realized gain (loss) from security transactions	(48,416,625)	(3,892,997)
Net realized foreign exchange gain (loss)	78,920	(648,505)
Net change in unrealized foreign exchange gain (loss)	9,696	(61,366)
Net change in unrealized appreciation (depreciation) on investments	95,650,412	82,132,281

Net realized and unrealized gain (loss) on investments and foreign currency transactions	47,322,403	77,529,413

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$48,503,384	$77,834,745

*	Funds commenced operations on April 27, 2009.
**	Dividends were net of $357,326, $252,701, $115,483, $4,282, $28 and $1,200 non-reclaimable foreign taxes withheld, respectively.

Notes to Financial Statements are an integral part of this Statement.

Statements of Operations
For the six months ended June 30, 2009 (unaudited)

Driehaus	Driehaus	Driehaus	Driehaus
International	Global	Mid Cap	Large Cap
Small Cap	Growth	Growth	Growth
Growth Fund	Fund	Fund*	Fund*

$1,309,047	$100,547	$11,197	$25,071
—	256	24	36
—	—	—	—

1,309,047	100,803	11,221	25,107

872,655	98,882	22,323	19,985
71,130	34,165	8,686	8,678
31,585	14,843	3,492	3,490
22,581	22,222	10,874	10,874
15,179	14,909	4,096	4,096
50,621	9,058	913	913
23,946	18,363	6,570	6,570
15,979	10,522	2,366	2,366
17,810	11,682	3,402	3,403
43,583	31,144	4,983	4,983

1,165,069	265,790	67,705	65,358

—	(97,784)	(20,810)	(18,668)
—	—	(1,958)	(1,958)
(3,720)	(9,669)	(5,873)	(5,873)
(5,925)	(125)	—	—

1,155,424	158,212	39,064	38,859

153,623	(57,409)	(27,843)	(13,752)

(12,472,668)	(3,006,168)	686,242	301,976
15,887	(25,472)	—	—
24,688	10,637	—	—

34,542,653	6,069,949	1,498,812	1,666,025

22,110,560	3,048,946	2,185,054	1,968,001

$22,264,183	$2,991,537	$2,157,211	$1,954,249

Notes to Financial Statements are an integral part of this Statement.

Statements of Changes in Net Assets

	Driehaus International		Driehaus Emerging Markets
	Discovery Fund		Growth Fund
	For the six		For the six
	month period		month period
	January 1, 2009		January 1, 2009
	through	For the year	through	For the year
	June 30, 2009	ended	June 30, 2009	ended
	(unaudited)	December 31, 2008	(unaudited)	December 31, 2008

INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$1,180,981	$(493,987)	$305,332	$(1,114,714)
Net realized gain (loss) on investments and foreign currency transactions	(48,337,705)	(309,995,750)	(4,541,502)	(117,043,799)
Net change in unrealized gain (loss) on investments and foreign currency transactions	95,660,108	(199,227,494)	82,070,915	(287,051,735)

Net increase (decrease) in net assets resulting from operations	48,503,384	(509,717,231)	77,834,745	(405,210,248)

Distributions to shareholders:
Net investment income	—	—	—	—
Capital gains	—	(6,289,104)	—	(35,210,570)

Total distributions to shareholders	—	(6,289,104)	—	(35,210,570)

Capital share transactions:
Proceeds from shares sold	8,614,118	229,469,776	75,932,095	93,261,797
Reinvestment of distributions	—	6,267,323	—	34,929,459
Cost of shares redeemed	(52,468,208)	(332,565,005)	(36,581,386)	(382,653,610)
Net assets acquired in tax-free reorganization	—	57,527,532	—	—
Redemption fees	2,315	377,381	72,697	58,996

Net increase (decrease) in net assets derived from capital share transactions	(43,851,775)	(38,922,993)	39,423,406	(254,403,358)

Total increase (decrease) in net assets	4,651,609	(554,929,328)	117,258,151	(694,824,176)

NET ASSETS:

Beginning of period	$302,111,517	$857,040,845	$263,406,041	$958,230,217

End of period	$306,763,126	$302,111,517	$380,664,192	$263,406,041

Accumulated net investment income (loss)	$(129,890)	$(1,310,871)	$(144,336)	$(449,668)

Capital share transactions are as follows:
Shares issued	462,464	6,387,777	3,960,174	3,729,727
Shares reinvested	—	339,661	—	1,992,553
Shares redeemed	(2,862,012)	(12,551,748)	(2,083,662)	(12,454,638)
Shares issued in tax-free reorganization	—	1,729,741	—	—

Net increase (decrease) from capital share transactions	(2,399,548)	(4,094,569)	1,876,512	(6,732,358)

*	Fund commenced operations on May 1, 2008.

**	Funds commenced operations on April 27, 2009.

Notes to Financial Statements are an integral part of this Statement.

Statements of Changes in Net Assets

Driehaus International		Driehaus Global		Driehaus Mid Cap	Driehaus Large Cap
Small Cap Growth Fund		Growth Fund		Growth Fund	Growth Fund
For the six		For the six
month period		month period		For the period	For the period
January 1, 2009		January 1, 2009	For the period	April 27, 2009	April 27, 2009
through	For the year	through	May 1, 2008	through	through
June 30, 2009	ended	June 30, 2009	through	June 30, 2009	June 30, 2009
(unaudited)	December 31, 2008	(unaudited)	December 31, 2008*	(unaudited)**	(unaudited)**

$153,623	$(1,089,943)	$(57,409)	$(63,822)	$(27,843)	$(13,752)

(12,456,781)	(85,988,350)	(3,031,640)	(3,686,534)	686,242	301,976

34,567,341	(32,423,430)	6,080,586	(3,356,876)	1,498,812	1,666,025

22,264,183	(119,501,723)	2,991,537	(7,107,232)	2,157,211	1,954,249

—	(128,410)	—	—	—	—
—	(6,358,378)	—	—	—	—

—	(6,486,788)	—	—	—	—

17,283,310	117,731,851	8,794,177	22,370,503	10,460,899	10,565,944
—	6,465,019	—	—	—	—
(8,026,381)	(30,134,685)	(1,196,758)	(707,190)	(120,000)	(45,005)

—	—	—	—	—	—
3,733	8,050	378	1,033	—	—

9,260,662	94,070,235	7,597,797	21,664,346	10,340,899	10,520,939

31,524,845	(31,918,276)	10,589,334	14,557,114	12,498,110	12,475,188

$111,445,799	$143,364,075	$14,557,114	$—	$—	$—

$142,970,644	$111,445,799	$25,146,448	$14,557,114	$12,498,110	$12,475,188

$(1,089,241)	$(1,242,864)	$(57,409)	$—	$(27,843)	$(13,752)

3,443,309	13,298,606	1,528,461	3,019,934	1,216,707	1,208,954
—	1,293,004	—	—	—	—
(1,698,472)	(4,837,172)	(255,327)	(95,784)	(11,427)	(4,363)

—	—	—	—	—	—

1,744,837	9,754,438	1,273,134	2,924,150	1,205,280	1,204,591

Notes to Financial Statements are an integral part of this Statement.

Driehaus International Discovery Fund
Financial Highlights

	For the
	six month
	period
	January 1, 2009		For the year	For the year		For the year	For the year		For the year
	through		ended	ended		ended	ended		ended
	June 30, 2009		December 31,	December 31,		December 31,	December 31,		December 31,
	(unaudited)		2008	2007		2006	2005		2004

Net asset value, beginning of period	$18.28		$41.55	$39.35		$41.20	$31.67		$29.28

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)	0.07		(0.06)	(0.03)		(0.21)	0.02		(0.02)
Net realized and unrealized gain (loss) on investments and foreign currency transactions	3.36		(22.85)	12.19		6.82	13.78		3.45

Total income (loss) from investment operations	3.43		(22.91)	12.16		6.61	13.80		3.43

LESS DISTRIBUTIONS:
Dividends from net investment income	—		—	(0.13)		—	(0.04)		—
Distributions from capital gains	—		(0.38)	(9.83)		(8.47)	(4.23)		(1.05)

Total distributions	—		(0.38)	(9.96)		(8.47)	(4.27)		(1.05)

Redemption fees added to paid-in capital	0.00	~	0.02	0.00	~	0.01	0.00	~	0.01

Net asset value, end of period	$21.71		$18.28	$41.55		$39.35	$41.20		$31.67

Total Return	18.70	%**	(55.07)%	32.32%		16.41%	43.97%		11.95%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in 000’s)	$306,763		$302,112	$857,041		$639,751	$603,249		$344,986
Ratio of expenses before reimbursements, waivers and fees paid indirectly to average net assets	1.84	%*	1.65%	1.63%		1.74%	1.82%		1.94%
Ratio of net expenses to average net assets	1.84	%*#	1.64%#	1.59	%#	1.68%#	1.77	%#	1.70%#
Ratio of net investment income (loss) to average net assets	0.85	%*#	(0.07) %#	(0.28)	%#	(0.50) %#	(0.02)	%#	(0.05) %#
Portfolio turnover	79.44	%**	188.22%	217.86%		216.29%	180.42%		518.81%

*	Annualized

**	Not Annualized

~	Amount represents less than $0.01 per share

#	Such ratios are net of fees paid indirectly (see Note B in the Notes to Financial Statements).

Notes to Financial Statements are an integral part of this Schedule.

Driehaus Emerging Markets Growth Fund
Financial Highlights

	For the
	six month
	period
	January 1, 2009		For the year		For the year	For the year	For the year	For the year
	through		ended		ended	ended	ended	ended
	June 30, 2009		December 31,		December 31,	December 31,	December 31,	December 31,
	(unaudited)		2008		2007	2006	2005	2004

Net asset value, beginning of period	$17.19		$43.45		$39.09	$28.29	$23.00	$20.29

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)	0.02		(0.08)		(0.09)	(0.07)	0.04	(0.01)
Net realized and unrealized gain (loss) on investments and foreign currency transactions	4.93		(23.53)		16.00	11.68	8.83	4.75

Total income (loss) from investment operations	4.95		(23.61)		15.91	11.61	8.87	4.74

LESS DISTRIBUTIONS:
Dividends from net investment income	—		—		—	—	(0.08)	(0.04)
Distributions from capital gains	—		(2.65)		(11.56)	(0.84)	(3.51)	(2.00)

Total distributions	—		(2.65)		(11.56)	(0.84)	(3.59)	(2.04)

Redemption fees added to paid-in capital	0.00	~	0.00	~	0.01	0.03	0.01	0.01

Net asset value, end of period	$22.14		$17.19		$43.45	$39.09	$28.29	$23.00

Total Return	28.80	%**	(54.45)%		42.36%	41.22%	38.95%	24.12%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in 000’s)	$380,664		$263,406		$958,230	$788,791	$241,587	$143,480
Ratio of expenses before reimbursements, waivers and fees paid indirectly to average net assets	1.90	%*	1.77%		1.74%	1.83%	2.07%	2.23%
Ratio of net expenses to average net assets	1.86	%*#	1.75	%#	1.69%#	1.78%#	2.01%#	2.03%#
Ratio of net investment income (loss) to average net assets	0.21	%*#	(0.19)	%#	(0.22) %#	(0.32) %#	(0.02) %#	(0.29) %#
Portfolio turnover	137.25	%**	313.25%		165.07%	181.01%	349.69%	356.90%

*	Annualized

**	Not Annualized

~	Amount represents less than $0.01 per share

#	Such ratios are net of fees paid indirectly (see Note B in the Notes to Financial Statements).

Notes to Financial Statements are an integral part of this Schedule.

Driehaus International Small Cap Growth Fund
Financial Highlights

	For the
	six month
	period				For the
	January 1, 2009		For the year		period
	through		ended		September 17, 2007
	June 30, 2009		December 31,		through
	(unaudited)		2008		December 31, 2007

Net asset value, beginning of period	$4.93		$11.14		$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)	0.01		(0.01)		(0.02)
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.93		(5.90)		1.84

Total income (loss) from investment operations	0.94		(5.91)		1.82

LESS DISTRIBUTIONS:
Dividends from net investment income	—		(0.01)		(0.10)
Distributions from capital gains	—		(0.29)		(0.61)

Total distributions	—		(0.30)		(0.71)

Redemption fees added to paid-in capital	0.00	~	0.00	~	0.03

Net asset value, end of period	$5.87		$4.93		$11.14

Total Return	19.07	%**	(53.12)%		18.88	%**
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in 000’s)	$142,971		$111,446		$143,364
Ratio of expenses before reimbursements, waivers and fees paid indirectly to average net assets	2.00	%*	1.88%		1.94	%*
Ratio of net expenses to average net assets	1.99	%*+#	1.83	%+#	1.90	%*+#
Ratio of net investment income (loss) to average net assets	0.26	%*+#	(0.71)	%+#	(0.83)	%*+#
Portfolio turnover	118.24	%**	270.74%		100.45	%**

*	Annualized

**	Not Annualized

~	Amount represents less than $0.01 per share

+	Such ratios are after administrative and transfer agent waivers and adviser expense reimbursements, when applicable. PNC Global Investment Servicing (U.S.) Inc., the administrative agent and transfer agent, waived a portion of its fees beginning with the Fund’s commencement of operations, September 17, 2007. The Adviser agreed to waive its investment advisory fee or absorb other operating expenses to the extent necessary to ensure that total Fund operating expenses (other than interest, taxes, brokerage commissions and other portfolio transaction expenses, capital expenditures, and extraordinary expenses) would not exceed the Fund’s operating expense cap of 2.00% of average daily net assets until September 16, 2010. Fund expenses were reimbursed for expenses exceeding the 2.00% expense cap after reduction of amounts received through commission recapture programs that were applied to Fund expenses.

#	Such ratios are net of fees paid indirectly (see Note B in the Notes to Financial Statements).

Notes to Financial Statements are an integral part of this Schedule.

Driehaus Global Growth Fund
Financial Highlights

	For the six month
	period		For the period
	January 1, 2009		May 1, 2008
	through		through
	June 30, 2009		December 31,
	(unaudited)		2008

Net asset value, beginning of period	$4.98		$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss	(0.01)		(0.02)
Net realized and unrealized gain (loss) on investments and foreign currency transactions	1.02		(5.00)

Total income (loss) from investment operations	1.01		(5.02)

LESS DISTRIBUTIONS:
Dividends from net investment income	—		—
Distributions from capital gains	—		—

Total distributions	—		—

Redemption fees added to paid-in capital	0.00	~	0.00	~

Net asset value, end of period	$5.99		$4.98

Total Return	20.28	%**	(50.20)	%**
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in 000’s)	$25,146		$14,557
Ratio of expenses before reimbursements, waivers and fees paid indirectly to average net assets	3.36	%*	3.94	%*
Ratio of net expenses to average net assets	2.00	%*+#	2.00	%*+#
Ratio of net investment loss to average net assets	(0.73)	%*+#	(0.86)	%*+#
Portfolio turnover	72.46	%**	73.59	%**

*	Annualized

**	Not Annualized

~	Amount represents less than $0.01 per share

+	Such ratios are after administrative and transfer agent waivers and adviser expense reimbursements, when applicable. PNC Global Investment Servicing (U.S.) Inc., the administrative agent and transfer agent, waived a portion of its fees beginning with the Fund’s commencement of operations, May 1, 2008. The Adviser agreed to waive its investment advisory fee or absorb other operating expenses to the extent necessary to ensure that total Fund operating expenses (other than interest, taxes, brokerage commissions and other portfolio transaction expenses, capital expenditures, and extraordinary expenses) would not exceed the Fund’s operating expense cap of 2.00% of average daily net assets until April 30, 2011. Fund expenses were reimbursed for expenses exceeding the 2.00% expense cap after reduction of amounts received through commission recapture programs that were applied to Fund expenses.

#	Such ratios are net of fees paid indirectly (see Note B in the Notes to Financial Statements).

Notes to Financial Statements are an integral part of this Schedule.

Driehaus Mid Cap Growth Fund
Financial Highlights

	For the period
	April 27, 2009
	through
	June 30, 2009
	(unaudited)

Net asset value, beginning of period	$10.00

INCOME FROM INVESTMENT OPERATIONS:
Net investment loss	(0.02)
Net realized and unrealized gain on investments	0.39

Total income from investment operations	0.37

LESS DISTRIBUTIONS:
Dividends from net investment income	—
Distributions from capital gains	—

Total distributions	—

Redemption fees added to paid-in capital	—

Net asset value, end of period	$10.37

Total Return	3.70	%**
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in 000’s)	$12,498
Ratio of expenses before reimbursements and waivers to average net assets	3.03	%*
Ratio of net expenses to average net assets	1.75	%*+
Ratio of net investment loss to average net assets	(1.25)	%*+
Portfolio turnover	72.00	%**

*	Annualized

**	Not Annualized

+	Such ratios are after administrative and transfer agent waivers and adviser expense reimbursements, when applicable. PNC Global Investment Servicing (U.S.) Inc., the administrative agent and transfer agent, waived a portion of its fees beginning with the Fund’s commencement of operations, April 27, 2009. The Adviser agreed to waive its investment advisory fee or absorb other operating expenses to the extent necessary to ensure that total Fund operating expenses (other than interest, taxes, brokerage commissions and other portfolio transaction expenses, capital expenditures, and extraordinary expenses) would not exceed the Fund’s operating expense cap of 1.75% of average daily net assets until April 26, 2012.

Notes to Financial Statements are an integral part of this Schedule.

Driehaus Large Cap Growth Fund
Financial Highlights

	For the period
	April 27, 2009
	through
	June 30, 2009
	(unaudited)

Net asset value, beginning of period	$10.00

INCOME FROM INVESTMENT OPERATIONS:
Net investment loss	(0.01)
Net realized and unrealized gain on investments	0.37

Total income from investment operations	0.36

LESS DISTRIBUTIONS:
Dividends from net investment income	—
Distributions from capital gains	—

Total distributions	—

Redemption fees added to paid-in capital	—

Net asset value, end of period	$10.36

Total Return	3.60	%**
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in 000’s)	$12,475
Ratio of expenses before reimbursements and waivers to average net assets	2.94	%*
Ratio of net expenses to average net assets	1.75	%*+
Ratio of net investment loss to average net assets	(0.62)	%*+
Portfolio turnover	44.90	%**

*	Annualized

**	Not Annualized

+	Such ratios are after administrative and transfer agent waivers and adviser expense reimbursements, when applicable. PNC Global Investment Servicing (U.S.) Inc., the administrative agent and transfer agent, waived a portion of its fees beginning with the Fund’s commencement of operations, April 27, 2009. The Adviser agreed to waive its investment advisory fee or absorb other operating expenses to the extent necessary to ensure that total Fund operating expenses (other than interest, taxes, brokerage commissions and other portfolio transaction expenses, capital expenditures, and extraordinary expenses) would not exceed the Fund’s operating expense cap of 1.75% of average daily net assets until April 26, 2012.

Notes to Financial Statements are an integral part of this Schedule.

Driehaus Mutual Funds
Notes to Financial Statements

A.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Organization

The Driehaus Mutual Funds (the “Trust”) is a registered management investment company, organized as a Delaware statutory trust, with seven separate series currently in operation. The Trust was organized under an Agreement and Declaration of Trust dated May 31, 1996 and may issue an unlimited number of full and fractional units of beneficial interest (shares) without par value. The six series (“Funds”) included in this report are as follows:

Fund	Commencement of Operations

Driehaus International Discovery Fund	12/31/98
Driehaus Emerging Markets Growth Fund	12/31/97
Driehaus International Small Cap Growth Fund	09/17/07
Driehaus Global Growth Fund	05/01/08
Driehaus Mid Cap Growth Fund	04/27/09
Driehaus Large Cap Growth Fund	04/27/09

The investment objective of the Funds is to maximize capital appreciation.

The Driehaus International Discovery Fund seeks to achieve its objective by generally investing in equity securities of small to mid-size foreign companies; however, the Fund may shift its focus toward large cap foreign stocks when market conditions suggest doing so will help the Fund achieve its objective.

The Driehaus Emerging Markets Growth Fund seeks to achieve its objective by investing primarily in equity securities of emerging markets companies.

The Driehaus International Small Cap Growth Fund seeks to achieve its objective by investing primarily in equity securities of smaller capitalization non-U.S. companies exhibiting strong growth characteristics.

The Driehaus Global Growth Fund seeks to achieve its objective by investing primarily in equity securities of both U.S. and non-U.S. companies exhibiting strong growth characteristics.

The Driehaus Mid Cap Growth Fund seeks to achieve its objective by investing primarily in equity securities of mid capitalization U.S. companies exhibiting strong growth characteristics.

The Driehaus Large Cap Growth Fund seeks to achieve its objective by investing primarily in equity securities of large capitalization U.S. companies exhibiting strong growth characteristics.

Fiscal Year End

The fiscal year end for the Funds is December 31.

Securities Valuation and Transactions

Equity securities are valued at the last sale price as of the close of the appropriate exchange or other designated time. In addition, if quotations are not readily available, if the values have been materially affected by events occurring after the closing of a foreign market, or if there has been a movement in the United States market that exceeds a certain threshold, assets may be valued at fair value as determined in good faith by or under the direction of the Trust’s Board of Trustees. Events that may materially affect asset values that could cause a fair value determination include, but are not limited to: corporate announcements relating to a specific security; natural and other disasters which may impact an entire market or region; and political and other events which may be global or impact a particular country or region.

Securities transactions are accounted for on trade date. The cost of investments sold is determined by the use of specific identification method for both financial reporting and income tax purposes. Interest income is recorded on an accrual basis. Dividend income, net of non-reclaimable foreign taxes withheld, is recorded on the ex-dividend date or as soon as the information is available. Income and expenses are accrued daily.

Driehaus Mutual Funds
Notes to Financial Statements — (Continued)

In September 2006, the Financial Accounting Standards Board (“FASB”) issued Statement of Financial Accounting Standards No. 157 “Fair Value Measurements” (“FAS 157”), which was effective for fiscal years beginning after November 15, 2007. This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. The Funds have adopted FAS 157 as of January 1, 2008. The three levels of the fair value hierarchy under FAS 157 are described below:

Level 1 — quoted prices in active markets for identical securities

Level 2 — significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The summary of inputs used to value each Fund’s net assets as of June 30, 2009 is as follows:

			Level 2	Level 3
	Total	Level 1	Significant	Significant
	Value at	Quoted	Observable	Unobservable
Funds	June 30, 2009	Price	Input	Input

Driehaus International Discovery Fund
Investments in securities*	$300,418,759	$300,418,759	$—	$—
Foreign currency forward contracts**	(4,900)	(4,900)
Driehaus Emerging Markets Growth Fund
Investments in securities*	$360,303,860	$360,303,860	$—	$—
Foreign currency forward contracts**	(18,801)	(18,801)
Driehaus International Small Cap Growth Fund
Investments in securities*	$130,140,455	$130,140,455	$—	$—
Foreign currency forward contracts**	(1,155)	(1,155)
Driehaus Global Growth Fund
Investments in securities*	$19,815,595	$19,815,595	$—	$—
Foreign currency forward contracts**	(5,845)	(5,845)
Driehaus Mid Cap Growth Fund
Investments in securities*	$11,982,384	$11,982,384	$—	$—
Driehaus Large Cap Growth Fund
Investments in securities*	$11,675,728	$11,675,728	$—	$—

*	See Schedule of Investments for industry breakout.
**	These are derivative instruments not reflected on the Schedule of Investments, which reflect the unrealized appreciation (depreciation) on the forward contract (see Note C in the Notes to Financial Statements).

Federal Income Taxes

No provision is made for Federal income taxes since each Fund has elected or will elect to be taxed as a “regulated investment company” under Subchapter M of the Internal Revenue Code (the “Code”) and has made and declared all the required distributions to its shareholders in amounts sufficient to relieve the Fund from all or substantially all Federal income and excise taxes under provisions of current Federal tax law.

FASB Interpretation No. 48, “Accounting for Uncertainty in Income Taxes” (“FIN 48”) requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether

Driehaus Mutual Funds
Notes to Financial Statements — (Continued)

the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. The tax years 2006 through 2008 remain subject to examination by the Internal Revenue Service and state jurisdictions. Management has evaluated the implications of FIN 48 and all of the uncertain tax positions and has determined that no liability is required to be recorded in the financial statements as of June 30, 2009. Foreign taxes are provided for based on the Funds’ understanding of the tax rules and rates that exist in the foreign markets in which they invest.

The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with Federal income tax regulations, which may differ from U.S. generally accepted accounting principles.

For the year ended December 31, 2008, reclassifications were recorded to undistributed net investment income, undistributed net realized foreign exchange loss and undistributed net realized gain for any permanent tax differences. These reclassifications relate primarily to foreign currency losses, sales of passive foreign investment companies, net operating losses and capital loss carryforwards expiring. Results of operations and net assets were not affected by these reclassifications.

During the year ended December 31, 2008, Driehaus International Discovery Fund did not utilize any capital loss carryforwards and as of December 31, 2008, the Fund had capital loss carryforwards of $24,839,330 expiring in 2009, $9,743,487 expiring in 2015 and $213,067,553 expiring in 2016. During the year ended December 31, 2008, Driehaus Emerging Markets Growth Fund did not utilize any capital loss carryforwards and as of December 31, 2008, had capital loss carryforwards of $35,357,108 expiring in 2016. During the year ended December 31, 2008, Driehaus International Small Cap Growth Fund did not utilize any capital loss carryforwards and as of December 31, 2008, had capital loss carryforwards of $49,224,617 expiring in 2016. During the year ended December 31, 2008, Driehaus Global Growth Fund had capital loss carryforwards of $1,361,937 expiring in 2016. To the extent that the Fund’s realize future net capital gains, those capital gains will be offset by any unused capital loss carryforwards subject to the limitations described below. For the year ended December 31, 2008, Driehaus International Discovery Fund had realized post-October capital losses of $91,512,240, Driehaus Emerging Markets Growth Fund had realized post-October capital losses of $60,387,035, Driehaus International Small Cap Growth Fund had realized post-October capital losses of $29,243,650 and Driehaus Global Growth Fund had realized post-October capital losses of $1,817,257, which were deferred for tax purposes and were recognized on January 1, 2009. Driehaus Emerging Markets Growth Fund and Driehaus International Small Cap Growth Fund realized post-October foreign currency losses of $273,523 and $285,413, respectively, which were deferred for tax purposes and were recognized on January 1, 2009.

Included in the capital loss carryforward amounts stated above are capital losses that Driehaus International Discovery Fund inherited from its merger with Driehaus International Growth Fund on September 29, 2003 of approximately $24,839,330, and with Driehaus International Equity Yield Fund on September 19, 2008 of approximately $9,743,487, which may be applied against any realized net taxable capital gains in future years. Section 382 of the Code imposes certain limitations that will likely reduce the Funds’ ability to use the majority of these capital loss carryforwards. Driehaus International Discovery Fund had capital loss carryforwards of $101,278,177 which expired in 2008.

Driehaus Mutual Funds
Notes to Financial Statements — (Continued)

Distributions to Shareholders

The Funds had no distributions during the six months ended June 30, 2009.

The tax character of distributions paid during the fiscal year ended December 31, 2008 was as follows:

	Driehaus	Driehaus	Driehaus	Driehaus
	International	Emerging Markets	International Small	Global
Distributions paid from:	Discovery Fund	Growth Fund	Cap Growth Fund	Growth Fund*

Ordinary income	$2,740,636	$8,784,555	$5,995,724	$—
Net long-term capital gain	3,548,468	26,426,015	491,064	—

Total distributions paid	$6,289,104	$35,210,570	$6,486,788	$—

The tax character of distributions paid during the fiscal year ended December 31, 2007 was as follows:

	Driehaus	Driehaus	Driehaus
	International	Emerging Markets	International Small
Distributions paid from:	Discovery Fund	Growth Fund	Cap Growth Fund**

Ordinary income	$80,760,251	$113,140,098	$8,101,758
Net long-term capital gain	83,702,657	92,205,006	402,318

Total distributions paid	$164,462,908	$205,345,104	$8,504,076

*	Driehaus Global Growth Fund commenced operations on May 1, 2008.

**	Driehaus International Small Cap Growth Fund commenced operations on September 17, 2007.

As of December 31, 2008, the components of net assets on a tax basis were as follows:

	Driehaus	Driehaus	Driehaus	Driehaus
	International	Emerging Markets	International Small	Global
	Discovery Fund	Growth Fund	Cap Growth Fund	Growth Fund

Undistributed ordinary income	$—	$—	$—	$—
Undistributed long-term capital gain	—	—	—	—

Accumulated earnings	$—	$—	$—	$—
Paid-in capital	696,180,310	396,546,784	211,961,225	21,589,673
Accumulated capital and other losses	(339,162,610)	(96,017,666)	(78,753,680)	(3,179,194)
Unrealized appreciation (depreciation) on foreign currency	2,039	155,880	(16,649)	(10,495)
Unrealized depreciation on investments	(54,908,222)	(37,278,957)	(21,745,097)	(3,842,870)

Net assets	$302,111,517	$263,406,041	$111,445,799	$14,557,114

The differences between book-basis and tax-basis unrealized appreciation are attributable primarily to the tax deferral of losses on wash sales and passive foreign investment company (PFIC) mark-to-market.

Foreign Currency Translation

Foreign currency and equity securities not denominated in U.S. dollars are translated into U.S. dollar values based upon the current rates of exchange on the date of the Funds’ valuations.

Net realized foreign exchange gains or losses which are reported by the Funds result from currency gains and losses on transaction hedges arising from changes in exchange rates between the trade and settlement dates on

Driehaus Mutual Funds
Notes to Financial Statements — (Continued)

forward contract transactions, and the difference between the amounts accrued for dividends, interest, and foreign taxes and the amounts actually received or paid in U.S. dollars for these items. Net unrealized foreign exchange gains and losses result from changes in the U.S. dollar value of assets and liabilities (other than investments in securities), which are denominated in foreign currencies, as a result of changes in exchange rates.

Net realized foreign exchange gains or losses on portfolio hedges result from the use of forward contracts to hedge portfolio positions denominated or quoted in a particular currency in order to reduce or limit exposure in that currency. The Funds had no portfolio hedges during the six months ended June 30, 2009.

The Funds do not isolate that portion of the results of operations which results from fluctuations in foreign exchange rates on investments. These fluctuations are included with the net realized gain (loss) from security transactions and the net change in unrealized appreciation (depreciation) of investments.

Use of Estimates

The preparation of financial statements, in conformity with U.S. generally accepted accounting principles, requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of net increases or decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Indemnifications

Under the Trust’s organizational documents, the officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts that provide general indemnifications to other parties. The Funds’ maximum exposure under these agreements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

New Accounting Pronouncements

In March 2008, FASB issued Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (FAS 161). FAS 161 is effective for interim periods beginning after November 15, 2008 and has been adopted by the Funds. FAS 161 amends and expands disclosures about derivative instruments and hedging activities. FAS 161 requires qualitative disclosures about the objectives and strategies of derivative instruments, quantitative disclosures about the fair value amounts of and gains and losses on derivative instruments, and disclosures of credit risk-related contingent features in hedging activities.

Subsequent Events

In accordance with the provisions set forth in FASB Statement of Financial Accounting Standards No. 165, “Subsequent Events,” adopted as of June 30, 2009, management has evaluated events or transactions through August 27, 2009, the date the financial statements were available to be issued, and has determined that there are no subsequent events that require recognition or disclosure in the financial statements.

B.	INVESTMENT ADVISORY FEES, TRANSACTIONS WITH AFFILIATES, AND ADMINISTRATIVE FEES

Richard H. Driehaus, the President of the Trust, is also the Chairman of the Board of Driehaus Capital Management LLC (“DCM” or the “Adviser”), a registered investment adviser, and of Driehaus Securities LLC (“DS LLC” or the “Distributor”), a registered broker-dealer.

DCM serves as the Funds’ investment adviser. In return for its services to the Funds, DCM receives monthly fees. Driehaus International Discovery Fund pays the Adviser an annual management fee on a monthly basis as follows: 1.50% on the first $500 million of average daily net assets, 1.35% on the next $500 million and 1.25% of

Driehaus Mutual Funds
Notes to Financial Statements — (Continued)

average daily net assets in excess of $1 billion. Driehaus Emerging Markets Growth Fund and Driehaus International Small Cap Growth Fund each pay the Adviser a monthly fee computed and accrued daily at an annual rate of 1.50% of each Fund’s average daily net assets. Driehaus Global Growth Fund pays the Adviser a monthly fee computed and accrued daily at an annual rate of 1.25% of the Fund’s average daily net assets. Driehaus Mid Cap Growth Fund pays the Adviser a monthly fee computed and accrued daily at an annual rate of 1.00% of the Fund’s average daily net assets. Driehaus Large Cap Growth Fund pays the Adviser a monthly fee computed and accrued daily at an annual rate of 0.90% of the Fund’s average daily net assets.

DCM has entered into an agreement to cap Driehaus Emerging Markets Growth Fund’s annual operating expenses (other than interest, taxes, brokerage commissions and other portfolio transaction expenses, capital expenditures and extraordinary expenses) at 2.00% of average daily net assets until November 30, 2011. For a period of three years subsequent to December 1, 2008, DCM is entitled to reimbursement for previously waived fees and reimbursed expenses to the extent that the Fund’s expense ratio remains below the operating expense cap. For the six month period ended June 30, 2009, the Fund did not have any fees waived by DCM.

DCM has entered into an agreement to cap Driehaus International Small Cap Growth Fund’s annual operating expenses (other than interest, taxes, brokerage commissions and other portfolio transaction expenses, capital expenditures and extraordinary expenses) at 2.00% of average daily net assets until September 16, 2010. For a period of three years subsequent to the Fund’s commencement of operations, DCM is entitled to reimbursement for previously waived fees and reimbursed expenses to the extent that the Fund’s expense ratio remains below the operating expense cap. For the six month ended June 30, 2009, the Fund did not have any fees waived by DCM.

DCM has entered into an agreement to cap Driehaus Global Growth Fund’s annual operating expenses (other than interest, taxes, brokerage commissions and other portfolio transaction expenses, capital expenditures and extraordinary expenses) at 2.00% of average daily net assets until April 30, 2011. For a period of three years subsequent to the Fund’s commencement of operations, DCM is entitled to reimbursement for previously waived fees and reimbursed expenses to the extent that the Fund’s expense ratio remains below the operating expense cap. For the period ended June 30, 2009, DCM waived fees and reimbursed expenses totaling $97,784 under this agreement.

DCM has entered into an agreement to cap Driehaus Mid Cap Growth Fund’s and Driehaus Large Cap Growth Fund’s annual operating expenses (other than interest, taxes, brokerage commissions and other portfolio transaction expenses, capital expenditures and extraordinary expenses) at 1.75% of average daily net assets until April 26, 2012. For a period of three years subsequent to the Funds’ commencement of operations, DCM is entitled to reimbursement for previously waived fees and reimbursed expenses to the extent that the Funds’ expense ratio remains below the operating expense cap. For the period ended June 30, 2009, DCM waived fees and reimbursed expenses totaling $20,810 and $18,668, respectively, under this agreement.

The amounts accrued and payable to DCM during the six months ended June 30, 2009, are as follows:

		Advisory Fees
		Payable
		(included in Due
Fund	Advisory Fees	to affiliates)

Driehaus International Discovery Fund	$2,094,255	$380,598
Driehaus Emerging Markets Growth Fund	2,179,819	471,513
Driehaus International Small Cap Growth Fund	872,655	183,481
Driehaus Global Growth Fund	98,882	1,098
Driehaus Mid Cap Growth Fund*	22,323	1,513
Driehaus Large Cap Growth Fund*	19,985	1,317

*	Driehaus Mid Cap Growth Fund and Driehaus Large Cap Growth Fund commenced operations on April 27, 2009.

The Funds direct certain portfolio trades, subject to obtaining the best price and execution, to brokers who have agreed to rebate to the Funds part of the commissions generated. Such rebates are currently used to offset a portion of the Funds’ operating expenses. For the six months ended June 30, 2009, these arrangements reduced the expenses of Driehaus International Discovery Fund, Driehaus Emerging Markets Growth Fund,

Driehaus Mutual Funds
Notes to Financial Statements — (Continued)

Driehaus International Small Cap Growth Fund and Driehaus Global Growth Fund by $12,000 (0.5%), $50,127 (1.8%), $5,925 (0.5%) and $125 (0.1%), respectively.

DS LLC is the Funds’ distributor. DS LLC also acts as a broker for the Funds for domestically traded securities. For the six months ended June 30, 2009, the Funds paid the following brokerage commissions:

	Total	Commissions	Shares Traded
Fund	Commissions	Paid to DS LLC	through DS LLC

Driehaus International Discovery Fund	$880,605	$262,912	5,842,476
Driehaus Emerging Markets Growth Fund	1,932,385	421,655	9,373,492
Driehaus International Small Cap Growth Fund	552,889	54,634	1,399,995
Driehaus Global Growth Fund	46,653	34,469	878,988
Driehaus Mid Cap Growth Fund*	47,442	47,442	961,434
Driehaus Large Cap Growth Fund*	16,152	16,152	479,092

*	Driehaus Mid Cap Growth Fund and Driehaus Large Cap Growth Fund commenced operations on April 27, 2009.

A portion of these commissions are, in turn, paid by DS LLC to third parties for clearing and execution services.

Certain officers of the Trust are also officers of DCM and DS LLC. No such officers received compensation from the Funds.

PNC Global Investment Servicing (U.S.) Inc. (“PNC”), an affiliate of PNC Financial Services Group, Inc., serves as the Funds’ administrative and accounting agent. In compensation for these services, PNC receives the larger of a monthly minimum fee or a monthly fee based upon average net assets. PNC has agreed to waive a portion of its monthly fee for administrative and accounting agent service for the first six months of operations for Driehaus Mid Cap Growth Fund and Driehaus Large Cap Growth Fund. For the period ended June 30, 2009, PNC waived $1,958 and $1,958, respectively, for Driehaus Mid Cap Growth Fund and Driehaus Large Cap Growth Fund. PNC also acts as the transfer agent and dividend disbursing agent for the Funds. For these services, PNC receives a monthly fee based on shareholder processing activity during the month. PNC has agreed to waive a portion of its monthly fee for transfer agent service for the first two years of operations for Driehaus International Small Cap Growth Fund, Driehaus Global Growth Fund, Driehaus Mid Cap Growth Fund and Driehaus Large Cap Growth Fund. For the period ended June 30, 2009, PNC waived $3,720, $9,669, $5,873 and $5,873, respectively, for Driehaus International Small Cap Growth Fund, Driehaus Global Growth Fund, Driehaus Mid Cap Growth Fund and Driehaus Large Cap Growth Fund.

C.	DERIVATIVES AND OTHER FINANCIAL INSTRUMENTS

Driehaus International Discovery Fund and Driehaus Emerging Markets Growth Fund invest in equity certificates which allow the Funds to participate in the appreciation (depreciation) of the underlying security without actually owning the underlying security. These instruments are purchased pursuant to an agreement with a financial institution and are valued at a calculated market price based on the value of the underlying security in accordance with the agreement. At June 30, 2009, the Funds had no outstanding investments in equity certificates.

The Funds enter into foreign currency forward contracts to facilitate transactions in foreign currency denominated securities. These forward contracts are typically open for 2 to 5 days, depending on the settlement terms of the related security transaction. At June 30, 2009, the Funds had foreign currency forward contracts outstanding under which they are obligated to exchange currencies at specified future dates. The unrealized appreciation or depreciation on these forward contracts is reflected as a separate line item in the Statements of Assets and Liabilities. At June 30, 2009, the Funds’ currency transactions were limited to transaction hedges.

The contractual amounts of foreign currency forward contracts do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. Risks arise from the possible inability of counter parties to meet the terms of their contracts and from movements in currency values.

Driehaus Mutual Funds
Notes to Financial Statements — (Continued)

D.	INVESTMENT TRANSACTIONS

The aggregate purchases and sales of investment securities, other than short-term obligations, for the six months ended June 30, 2009, were as follows:

Fund	Purchases	Sales

Driehaus International Discovery Fund	$217,014,622	$250,573,845
Driehaus Emerging Markets Growth Fund	420,036,962	371,678,058
Driehaus International Small Cap Growth Fund	134,754,574	125,368,401
Driehaus Global Growth Fund	14,290,229	10,936,539
Driehaus Mid Cap Growth Fund*	8,654,674	8,955,313
Driehaus Large Cap Growth Fund*	5,296,698	5,467,034

*	Driehaus Mid Cap Growth Fund and Driehaus Large Cap Growth Fund commenced operations on April 27, 2009.

E.	RESTRICTED SECURITIES

Restricted securities are securities that are not registered for sale under the Securities Act of 1933 or applicable foreign law and that may be re-sold only in transactions exempt from applicable registration. Restricted securities include Rule 144A securities which may be sold normally to qualified institutional buyers. At June 30, 2009, the Funds held no restricted securities.

F.	LINE OF CREDIT

The Funds have a $25 million committed line of credit. This line of credit is available primarily to meet large, unexpected shareholder withdrawals subject to certain restrictions. The Funds agreed to pay commitment fees computed at a rate of 0.150% per annum on the average daily amount of the available committed line through May 12, 2009. Effective May 13, 2009, the rate per annum was increased to 0.200%. Interest is charged at a rate per annum equal to the Federal Funds Rate in effect at the time of borrowings plus 1%. At June 30, 2009, the Funds had no outstanding borrowings under the line of credit.

G.	RISKS CONCENTRATIONS

The Funds’ investments in foreign securities may entail risks due to the potential for political and economic instability in the countries where the issuers of these securities are located. In addition, foreign exchange fluctuations could affect the value of positions held. These risks are generally intensified in emerging markets.

H.	REDEMPTION FEES

The Funds may charge a redemption fee of 2.00% of the redemption amount for shares redeemed within 60 days of purchase. This redemption fee became effective for shares purchased after July 31, 2000. The redemption fees are recorded in paid-in capital.

Fund Expense Examples

As a mutual fund shareholder, you may incur two types of costs: (1) transaction costs, including sales charges; redemption fees; and exchange fees and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in each Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six months (or since inception period) ending June 30, 2009.

Actual Expenses

The first line of the tables below (“Actual”) provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the tables below (“Hypothetical”) provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. You may use this information to compare the ongoing costs of investing in the Funds versus other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges, redemption fees or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Driehaus International Discovery Fund

			Expenses Paid During
	Beginning Account Value	Ending Account Value	Six Months Ending
	January 1, 2009	June 30, 2009	June 30, 2009*

Actual	$1,000	$1,187.00	$9.98

Hypothetical (5% return before expenses)	$1,000	$1,015.67	$9.20

Driehaus Emerging Markets Growth Fund

			Expenses Paid During
	Beginning Account Value	Ending Account Value	Six Months Ending
	January 1, 2009	June 30, 2009	June 30, 2009*

Actual	$1,000	$1,288.00	$10.55

Hypothetical (5% return before expenses)	$1,000	$1,015.57	$9.30

Driehaus International Small Cap Growth Fund

			Expenses Paid During
	Beginning Account Value	Ending Account Value	Six Months Ending
	January 1, 2009	June 30, 2009	June 30, 2009*

Actual	$1,000	$1,190.70	$10.81

Hypothetical (5% return before expenses)	$1,000	$1,014.93	$9.94

Fund Expense Examples — (Continued)

Driehaus Global Growth Fund

			Expenses Paid During
	Beginning Account Value	Ending Account Value	Six Months Ending
	January 1, 2009	June 30, 2009	June 30, 2009*

Actual	$1,000	$1,202.80	$10.92

Hypothetical (5% return before expenses)	$1,000	$1,014.88	$9.99

Driehaus Mid Cap Growth Fund

			Expenses Paid During
			the Period
	Beginning Account Value	Ending Account Value	April 27, 2009 through
	April 27, 2009	June 30, 2009	June 30, 2009**

Actual	$1,000	$1,037.00	$3.17

Hypothetical (5% return before expenses)	$1,000	$1,005.79	$3.13

Driehaus Large Cap Growth Fund

			Expenses Paid During
			the Period
	Beginning Account Value	Ending Account Value	April 27, 2009 through
	April 27, 2009	June 30, 2009	June 30, 2009**

Actual	$1,000	$1,036.00	$3.17

Hypothetical (5% return before expenses)	$1,000	$1,005.79	$3.13

*	Expenses are equal to the Fund’s annualized expense ratios for the six-month period in the table below multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), then divided by 365 to reflect the half-year period.

**	Expenses are equal to the Driehaus Mid Cap Growth Fund and the Driehaus Large Cap Growth Fund annualized expense ratio for the period April 27, 2009 (commencement of operations) through June 30, 2009 in the table below multiplied by the average account value over the period, multiplied by the number of days in the period (65), then divided by 365 to reflect the period since commencement of operations.

Driehaus International Discovery Fund	1.84%
Driehaus Emerging Markets Growth Fund	1.86%
Driehaus International Small Cap Growth Fund	1.99%
Driehaus Global Growth Fund	2.00%
Driehaus Mid Cap Growth Fund	1.75%
Driehaus Large Cap Growth Fund	1.75%

Board Considerations in Connection with the Approval of the Investment Advisory
Agreement for Driehaus Mid Cap Growth Fund and Driehaus Large Cap Growth Fund

The Board of Trustees of the Driehaus Mutual Funds (the “Trust”) approved the investment advisory agreement (the “Agreement”) with Driehaus Capital Management LLC (the “Adviser”) for Driehaus Mid Cap Growth Fund and Driehaus Large Cap Growth Fund (together, the “New Funds”) in February 2009. As part of its review process, the Board requested and evaluated all information it deemed reasonably necessary to evaluate the Agreement. The Board reviewed comprehensive materials received from the Adviser and from independent legal counsel. After their review of the information received, the Independent Trustees presented their findings and their recommendation to approve the Agreement to the full Board. In connection with the contract review process, the Board considered the factors discussed below, among others.

Nature, Quality and Extent of Services.  The Board considered the nature, extent and quality of services to be provided under the Agreement, including portfolio management services and administrative services. The Board considered the experience and skills of senior management and investment personnel, the resources made available to such personnel, the ability of the Adviser to attract and retain high-quality personnel, and the organizational depth of the Adviser. The Board also considered compliance with legal and regulatory requirements, as well as the Adviser’s expectation to use its affiliated broker-dealer to execute portfolio transactions in the U.S., and noted the Adviser’s process for evaluating best execution. In addition, the Board considered the investment performance of Driehaus Institutional Mid Cap L.P., Driehaus Mid Cap Investors, L.P. and Driehaus Large Cap Growth Fund, L.P. (the “Predecessor Partnerships”), and concluded that the Adviser’s performance in managing products similar to each New Fund, was satisfactory.

On the basis of this evaluation and the Board’s experience with the Adviser in managing other series of the Trust, the Board concluded that the nature, quality and extent of services to be provided by the Adviser are expected to be satisfactory.

Fees and Expenses.  The Board considered each New Fund’s proposed advisory fee, operating expenses and estimated total expense ratio, and compared them to fees and expenses of peer groups based on data compiled from Lipper Inc. as of December 31, 2008. The information provided to the Board showed that each New Fund’s advisory fee rate ranked high as compared to its total peer group; however, the Board also considered that the Adviser will reimburse each New Fund for annual expenses in excess of 1.75% of net assets for the first three years of operations. The Board also considered the fact that the Adviser has agreed to absorb the organizational costs of the New Funds, including legal costs related to organization. In addition, the Board considered each New Fund’s proposed advisory fee rate as compared to fees charged by the Adviser to other series of the Trust and for other accounts managed by the Adviser. With respect to the other accounts, the Board noted that: (i) both the mix of services to be provided and the level of responsibility required under the Agreement are significantly greater as compared to the Adviser’s obligations for managing the other accounts; and (ii) the advisory fees for the other accounts are less relevant to the Board’s consideration because they reflect significantly different competitive forces than those in the mutual fund marketplace.

On the basis of the information provided, the Board concluded that the proposed advisory fees and estimated expense ratios were reasonable and appropriate in light of the quality of services to be provided by the Adviser.

Profitability.  The Board considered certain financial information for the Adviser and investments made by the Adviser to build its legal, investment and compliance teams. The Board considered the undertaking by the Adviser to assume organizational expenses as well as to reimburse each New Fund’s expenses exceeding a 1.75% annual cap for a three-year period, in determining that any anticipated profits would not be unreasonable.

Economies of Scale.  The Board considered whether there are economies of scale with respect to the management of the New Funds and whether the New Funds will benefit from any economies of scale. The Board accepted the Adviser’s conclusion that the Adviser will not experience any economies of scale in connection with its services to the New Funds in their first few years of operations.

Other Benefits to the Adviser and its Affiliates.  The Board considered the character and amount of other incidental benefits to be received by the Adviser and its affiliates, including commissions to be received by the Adviser’s affiliated broker-dealer for brokerage services. The Board also considered that the Adviser does not expect to earn certain fall-out benefits related to soft dollar allocations. The Board concluded that the proposed advisory fee for each New Fund was reasonable in light of the anticipated fall-out benefits.

Based on all of the information considered and the conclusions reached, the Board determined that the terms of the Agreement for each New Fund were fair and reasonable and that the approval of the Agreement is in the best interests of each New Fund. No single factor was determinative in the Board’s analysis.

Item 2. Code of Ethics.
Not applicable.
Item 3. Audit Committee Financial Expert.
Not applicable.
Item 4. Principal Accountant Fees and Services.
Not applicable.
Item 5. Audit Committee of Listed registrants.
Not applicable.
Item 6. Investments.
(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.
Item 8. Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.
Item 10. Submission of Matters to a Vote of Security Holders.
There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.
Item 11. Controls and Procedures.
(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12. Exhibits.
(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes- Oxley Act of 2002 are attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(registrant) Driehaus Mutual Funds

By (Signature and Title)*	/s/ Richard H. Driehaus

Richard H. Driehaus, President
(principal executive officer)
Date September 2, 2009
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Richard H. Driehaus

Richard H. Driehaus, President
(principal executive officer)
Date September 2, 2009

By (Signature and Title)*	/s/ Michelle L. Cahoon

Michelle L. Cahoon, Vice President and Treasurer
(principal financial officer)
Date September 2, 2009

*	Print the name and title of each signing officer under his or her signature.